GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Year ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of

Genworth Life and Annuity Insurance Company

and

Contract Owners of

Genworth Life & Annuity VL Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Genworth Life & Annuity VL Separate Account 1 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Genworth Life and Annuity Insurance Company separate account investment companies since 1997.

Richmond, Virginia

April 23, 2026

Appendix

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Core Plus Bond Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series I shares (1)

Invesco V.I. Discovery Large Cap Fund — Series II Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2

BNY Mellon

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Large Cap Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager 50% Portfolio — Initial Class (1)

VIP Asset Manager 50% Portfolio — Service Class 2 (1)

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Growth Portfolio — Class II (1)

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Inflation Protection Fund — Service Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the period from January 1, 2025 to April 11, 2025 (liquidation date) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (liquidation date) and for the year ended December 31, 2024.

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 26, 2024 (inception) to December 31, 2024.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2025

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$1,033,604	$1,367,277	$5,657,996	$328,868	$319,665
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	1,033,604	1,367,277	5,657,996	328,868	319,665

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	18	41	5	4
Payable for units withdrawn	—	—	1	—	—
Total liabilities	10	18	42	5	4

Net assets	$1,033,594	$1,367,259	$5,657,954	$328,863	$319,661

Investments in securities at cost	$764,507	$1,025,947	$5,234,429	$420,416	$279,795
Shares outstanding	49,645	16,781	183,403	33,354	10,564

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$843,024	$6,013,789	$257,987	$819,987	$1,565,802
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	64	—	—	—
Total assets	843,024	6,013,853	257,987	819,987	1,565,802

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	149	2	5	44
Payable for units withdrawn	—	—	—	—	120
Total liabilities	7	149	2	5	164

Net assets	$843,017	$6,013,704	$257,985	$819,982	$1,565,638

Investments in securities at cost	$705,152	$5,640,400	$269,067	$762,644	$1,483,027
Shares outstanding	14,228	79,960	4,069	23,170	85,703

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series I shares

$1,656,659	$383,628	$804,826	$880,118	$1,508,111	$1,304,531	$6,973,878
—	—	—	—	—	—	—
—	—	—	—	—	—	100
1,656,659	383,628	804,826	880,118	1,508,111	1,304,531	6,973,978

25	3	5	6	15	31	166
—	—	—	—	—	2	—
25	3	5	6	15	33	166

$1,656,634	$383,625	$804,821	$880,112	$1,508,096	$1,304,498	$6,973,812

$1,177,919	$281,964	$738,879	$718,236	$1,260,895	$1,300,116	$5,473,903
20,453	5,332	45,317	41,340	41,857	222,997	110,259

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)					Allspring Variable Trust	BNY Mellon

Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

$279,748	$3,868,116	$811,856	$2,304,716	$1,143,706	$310,632	$145,501
—	—	—	—	—	—	—
—	—	—	—	—	—	—
279,748	3,868,116	811,856	2,304,716	1,143,706	310,632	145,501

—	47	17	23	7	1	3
1	—	—	—	—	1	6
1	47	17	23	7	2	9

$279,747	$3,868,069	$811,839	$2,304,693	$1,143,699	$310,630	$145,492

$265,693	$4,021,686	$825,544	$2,304,118	$1,047,700	$358,045	$102,064
15,439	106,560	177,649	107,446	41,274	14,891	2,487

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1

Assets:
Investments at fair value (note 2b)	$193,609	$289,324	$1,491,420	$985,929	$1,385,723
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	193,609	289,324	1,491,420	985,929	1,385,723

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	2	7	3	8
Payable for units withdrawn	1	—	—	—	—
Total liabilities	2	2	7	3	8

Net assets	$193,607	$289,322	$1,491,413	$985,926	$1,385,715

Investments in securities at cost	$254,832	$293,864	$1,575,638	$817,350	$406,302
Shares outstanding	18,742	21,149	111,801	47,196	16,999

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$148,257	$865,939	$24,852,751	$8,677,976	$397,343
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	14	—	—
Total assets	148,257	865,939	24,852,765	8,677,976	397,343

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	5	676	95	7
Payable for units withdrawn	—	—	—	56	56
Total liabilities	2	5	676	151	63

Net assets	$148,255	$865,934	$24,852,089	$8,677,825	$397,280

Investments in securities at cost	$131,168	$651,799	$18,087,473	$7,673,617	$380,943
Shares outstanding	8,736	34,025	414,973	152,620	21,513

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Columbia Funds Variable Series Trust II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class

$633,614	$505,039	$424,886	$874,794	$936,622	$534,491	$4,515,860
—	2,671	—	—	—	—	—
—	—	—	—	—	—	—
633,614	507,710	424,886	874,794	936,622	534,491	4,515,860

5	4	11	6	6	12	116
—	—	—	—	—	—	112
5	4	11	6	6	12	228

$633,609	$507,706	$424,875	$874,788	$936,616	$534,479	$4,515,632

$487,361	$519,188	$429,088	$911,979	$907,631	$495,682	$3,959,676
35,797	60,339	73,510	152,138	54,015	51,393	256,292

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2

$9,959,742	$2,673,746	$2,643,538	$1,714,451	$1,805,334	$23,644,774	$4,466,665
—	—	—	—	—	—	—
—	—	—	—	—	189	—
9,959,742	2,673,746	2,643,538	1,714,451	1,805,334	23,644,963	4,466,665

247	25	58	13	40	612	63
25,829	—	—	—	—	—	—
26,076	25	58	13	40	612	63

$9,933,666	$2,673,721	$2,643,480	$1,714,438	$1,805,294	$23,644,351	$4,466,602

$8,157,234	$2,217,073	$2,108,677	$1,158,995	$1,398,163	$19,924,287	$3,750,770
338,421	95,050	79,267	53,593	18,109	241,965	48,091

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Fidelity® Variable Insurance Products Fund (continued)			Franklin Templeton Variable Insurance Products Trust

	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares

Assets:
Investments at fair value (note 2b)	$5,228,431	$3,361,234	$608,604	$915,037	$376,888
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	5,228,431	3,361,234	608,604	915,037	376,888

Liabilities:
Accrued expenses payable to affiliate (note 4b)	87	81	2	2	2
Payable for units withdrawn	—	—	—	—	—
Total liabilities	87	81	2	2	2

Net assets	$5,228,344	$3,361,153	$608,602	$915,035	$376,886

Investments in securities at cost	$5,120,947	$3,022,733	$560,096	$872,939	$380,399
Shares outstanding	148,662	122,138	37,638	60,359	23,409

	Janus Aspen Series (continued)

	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$3,352,185	$10,375,045	$1,347,286	$1,604,202	$8,203,970
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	34	—	—	11
Total assets	3,352,185	10,375,079	1,347,286	1,604,202	8,203,981

Liabilities:
Accrued expenses payable to affiliate (note 4b)	47	233	16	41	201
Payable for units withdrawn	4	—	—	—	—
Total liabilities	51	233	16	41	201

Net assets	$3,352,134	$10,374,846	$1,347,270	$1,604,161	$8,203,780

Investments in securities at cost	$2,575,369	$ 8,458,477	$1,109,434	$1,724,038	$6,407,520
Shares outstanding	56,358	124,133	18,368	161,551	138,067

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Franklin Templeton Variable Insurance Products Trust (continued)			Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares

$540,778	$848,799	$142,140	$9,956,798	$1,158,474	$4,325,290	$7,315,425
—	—	—	29,472	—	—	—
—	—	—	787	—	98	110
540,778	848,799	142,140	9,987,057	1,158,474	4,325,388	7,315,535

13	26	—	223	28	104	189
—	—	—	—	—	—	—
13	26	—	223	28	104	189

$540,765	$848,773	$142,140	$9,986,834	$1,158,446	$4,325,284	$7,315,346

$477,903	$924,158	$122,475	$9,956,798	$1,283,066	$4,381,826	$5,231,180
32,518	60,629	10,045	9,956,798	141,623	265,518	130,960

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares

$2,298,573	$7,612,555	$856,563	$2,280,543	$3,647,638	$197,162	$10,443,560
—	—	—	—	—	—	—
—	35	—	—	17	—	131
2,298,573	7,612,590	856,563	2,280,543	3,647,655	197,162	10,443,691

28	171	11	38	92	2	256
57	—	61	—	—	—	—
85	171	72	38	92	2	256

$2,298,488	$7,612,419	$856,491	$2,280,505	$3,647,563	$197,160	$10,443,435

$1,801,826	$4,797,647	$533,858	$1,414,513	$2,746,741	$142,889	$6,065,582
44,314	95,551	11,209	95,261	65,346	3,719	160,918

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Janus Aspen Series (continued)	Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I

Assets:
Investments at fair value (note 2b)	$567,356	$923,869	$29,207	$373,400	$863,511
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	567,356	923,869	29,207	373,400	863,511

Liabilities:
Accrued expenses payable to affiliate (note 4b)	9	25	1	1	17
Payable for units withdrawn	—	—	1	—	—
Total liabilities	9	25	2	1	17

Net assets	$567,347	$923,844	$29,205	$373,399	$863,494

Investments in securities at cost	$325,937	$968,173	$27,174	$553,343	$924,248
Shares outstanding	9,264	45,623	1,430	28,202	45,021

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$1,133,216	$117,293	$1,350,382	$618,362	$4,203,661
Dividend receivable	5,907	340	3,974	2,081	14,963
Receivable for units sold	—	—	—	—	—
Total assets	1,139,123	117,633	1,354,356	620,443	4,218,624

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	1	13	7	55
Payable for units withdrawn	—	—	—	—	—
Total liabilities	10	1	13	7	55

Net assets	$1,139,113	$117,632	$1,354,343	$620,436	$4,218,569

Investments in securities at cost	$1,140,041	$121,136	$1,666,143	$636,035	$4,421,605
Shares outstanding	152,931	11,683	180,532	63,227	444,832

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Lincoln Variable Insurance Products Trust	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

LVIP American Century Inflation Protection Fund — Service Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

$172,496	$560,158	$897,420	$867,106	$1,765,148	$1,279,199	$333,558
—	—	—	—	—	—	—
—	—	—	—	—	—	—
172,496	560,158	897,420	867,106	1,765,148	1,279,199	333,558

1	1	10	2	22	11	1
1	—	—	—	4	6	—
2	1	10	2	26	17	1

$172,494	$560,157	$897,410	$867,104	$1,765,122	$1,279,182	$333,557

$178,364	$613,459	$960,302	$871,755	$1,643,806	$1,166,944	$334,107
19,090	21,907	74,167	38,300	47,940	58,491	34,176

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

$897,491	$962,852	$4,808,155	$3,149,995	$39,390,691	$3,013,152	$3,536,170
—	—	—	—	—	—	—
—	—	—	—	501	—	—
897,491	962,852	4,808,155	3,149,995	39,391,192	3,013,152	3,536,170

6	22	74	63	752	40	49
6	—	—	12	—	1	120
12	22	74	75	752	41	169

$897,479	$962,830	$4,808,081	$3,149,920	$39,390,440	$3,013,111	$3,536,001

$530,030	$1,057,922	$4,598,316	$3,399,156	$30,774,065	$3,510,552	$3,363,964
9,278	98,653	41,846	299,429	664,934	271,700	208,501

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$492,386	$2,615,201	$6,309,932	$2,360,247	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	100	30	—	—
Total assets	492,386	2,615,301	6,309,962	2,360,247	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	(1)	48	144	56	—
Payable for units withdrawn	1	—	—	10	—
Total liabilities	—	48	144	66	—

Net assets	$492,386	$2,615,253	$6,309,818	$2,360,181	$—

Investments in securities at cost	$478,526	$2,785,031	$4,412,452	$2,971,656	$—
Shares outstanding	29,032	56,229	61,161	126,623	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$1,031,239	$551,020
—	—
—	—
1,031,239	551,020

13	2
—	—
13	2

$1,031,226	$551,018

$893,088	$194,421
7,374	2,790

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$21,315	$—	$48,307	$—	$—
Mortality and expense risk and administrative charges (note 4)	3,078	6,283	14,361	1,577	1,411
Net investment income (expense)	18,237	(6,283)	33,946	(1,577)	(1,411)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	48,295	25,823	66,624	(3,305)	3,773
Change in unrealized appreciation (depreciation)	236,057	5,547	(36,934)	17,188	(27,659)
Capital gain distributions	—	127,341	451,093	—	43,890
Net realized and unrealized gain (loss) on investments	284,352	158,711	480,783	13,883	20,004

Increase (decrease) in net assets from operations	$302,589	$152,428	$514,729	$12,306	$18,593

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$9,302	$31,662
Mortality and expense risk and administrative charges (note 4)	2,381	52,701	611	1,662	15,062
Net investment income (expense)	(2,381)	(52,701)	(611)	7,640	16,600

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	8,716	45,594	(91)	10,312	5,272
Change in unrealized appreciation (depreciation)	(22,345)	(276,463)	(13,710)	44,910	64,164
Capital gain distributions	101,998	500,555	24,986	50,758	80,430
Net realized and unrealized gain (loss) on investments	88,369	269,686	11,185	105,980	149,866

Increase (decrease) in net assets from operations	$85,988	$216,985	$10,574	$113,620	$166,466

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series I shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$1,585	$11,943	$9,239	$49,199	$—
8,733	847	1,724	1,889	5,031	9,899	56,832
(8,733)	(847)	(139)	10,054	4,208	39,300	(56,832)

40,048	3,125	3,896	22,176	29,022	(5,855)	154,095
(11,549)	(2,268)	19,664	7,846	71,816	34,162	(158,120)
149,299	38,539	113,867	88,507	106,356	—	804,003
177,798	39,396	137,427	118,529	207,194	28,307	799,978

$169,065	$38,549	$137,288	$128,583	$211,402	$67,607	$743,146

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)					Allspring Variable Trust	BNY Mellon

Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$4,981	$—	$45,188	$6,989	$2,550	$—	$489
166	15,753	6,668	7,967	2,488	200	863
4,815	(15,753)	38,520	(978)	62	(200)	(374)

439	26,808	(3,664)	(11,847)	17,581	(287)	30,203
11,095	(215,728)	57,720	177,911	(44,237)	(60,796)	(19,883)
14,292	705,109	—	140,242	113,398	102,478	15,624
25,826	516,189	54,056	306,306	86,742	41,395	25,944

$30,641	$500,436	$92,576	$305,328	$86,804	$41,195	$25,570

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$2,841	$4,977	$58,775	$—	$—
Mortality and expense risk and administrative charges (note 4)	295	574	2,304	1,095	2,893
Net investment income (expense)	2,546	4,403	56,471	(1,095)	(2,893)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,908)	(68)	(1,105)	4,524	88,731
Change in unrealized appreciation (depreciation)	(7,152)	17,424	826	(63,058)	83,467
Capital gain distributions	25,701	34,294	139,626	160,650	—
Net realized and unrealized gain (loss) on investments	16,641	51,650	139,347	102,116	172,198

Increase (decrease) in net assets from operations	$19,187	$56,053	$195,818	$101,021	$169,305

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$3,422	$12,895	$32,433	$—	$1,514
Mortality and expense risk and administrative charges (note 4)	724	1,680	230,259	31,429	2,353
Net investment income (expense)	2,698	11,215	(197,826)	(31,429)	(839)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	536	12,465	1,029,904	542,528	(14,655)
Change in unrealized appreciation (depreciation)	8,673	48,300	(194,348)	(335,963)	4,238
Capital gain distributions	6,211	40,713	3,720,718	1,366,662	69,325
Net realized and unrealized gain (loss) on investments	15,420	101,478	4,556,274	1,573,227	58,908

Increase (decrease) in net assets from operations	$18,118	$112,693	$4,358,448	$1,541,798	$58,069

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Columbia Funds Variable Series Trust II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$9,777	$34,354	$26,254	$49,374	$—	$15,182	$108,798
1,560	1,408	4,120	2,078	1,979	4,244	40,771
8,217	32,946	22,134	47,296	(1,979)	10,938	68,027

25,212	(5,692)	(2,199)	(7,500)	3,568	2,625	55,608
144,745	(8,720)	10,273	26,173	(5,532)	8,574	246,037
—	—	—	—	105,681	9,262	196,889
169,957	(14,412)	8,074	18,673	103,717	20,461	498,534

$178,174	$18,534	$30,208	$65,969	$101,738	$31,399	$566,561

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$169,275	$41,570	$38,011	$21,763	$—	$65,138	$2,128
85,222	8,481	19,114	4,677	14,753	210,090	21,418
84,053	33,089	18,897	17,086	(14,753)	(144,952)	(19,290)

236,670	38,509	120,877	111,273	274,773	519,374	225,147
723,421	203,266	87,698	35,492	45,636	(319,313)	(192,895)
523,417	146,806	229,520	157,983	29,291	2,892,121	579,364
1,483,508	388,581	438,095	304,748	349,700	3,092,182	611,616

$1,567,561	$421,670	$456,992	$321,834	$334,947	$2,947,230	$592,326

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)			Franklin Templeton Variable Insurance Products Trust

	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$12,230	$52,104	$4,647	$43,546	$7,308
Mortality and expense risk and administrative charges (note 4)	29,152	27,763	561	623	666
Net investment income (expense)	(16,922)	24,341	4,086	42,923	6,642

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(84,207)	112,435	(14,874)	990	(5,268)
Change in unrealized appreciation (depreciation)	8,374	123,762	29,385	49,868	813
Capital gain distributions	603,402	289,590	23,444	9,153	36,008
Net realized and unrealized gain (loss) on investments	527,569	525,787	37,955	60,011	31,553

Increase (decrease) in net assets from operations	$510,647	$550,128	$42,041	$102,934	$38,195

	Janus Aspen Series (continued)

	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$54,504	$31,712	$2,298	$82,284	$23,628
Mortality and expense risk and administrative charges (note 4)	16,309	81,194	5,751	14,478	69,201
Net investment income (expense)	38,195	(49,482)	(3,453)	67,806	(45,573)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	216,264	183,295	8,603	(29,259)	386,159
Change in unrealized appreciation (depreciation)	73,908	(209,394)	(26,212)	57,113	(28,927)
Capital gain distributions	98,295	745,179	109,440	—	921,081
Net realized and unrealized gain (loss) on investments	388,467	719,080	91,831	27,854	1,278,313

Increase (decrease) in net assets from operations	$426,662	$669,598	$88,378	$95,660	$1,232,740

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Franklin Templeton Variable Insurance Products Trust (continued)			Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$12,469	$—	$1,133	$372,147	$12,357	$49,819	$140,705
4,451	9,175	113	78,389	9,401	37,535	64,015
8,018	(9,175)	1,020	293,758	2,956	12,284	76,690

13,574	(8,373)	2,428	—	(11,007)	45,552	279,309
69,365	125,840	14,506	—	(42,043)	(152,932)	321,974
31,368	—	9,729	—	153,705	451,675	225,095
114,307	117,467	26,663	—	100,655	344,295	826,378

$122,325	$108,292	$27,683	$293,758	$103,611	$356,579	$903,068

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$5,438	$52,653	$4,557	$—	$47,101	$2,383	$11,834
9,314	57,546	3,611	12,246	30,028	581	85,885
(3,876)	(4,893)	946	(12,246)	17,073	1,802	(74,051)

25,253	265,679	27,712	44,932	205,355	17,629	594,929
42,969	425,663	44,776	222,980	573,655	24,363	308,797
278,898	603,419	67,954	186,399	—	—	727,729
347,120	1,294,761	140,442	454,311	779,010	41,992	1,631,455

$343,244	$1,289,868	$141,388	$442,065	$796,083	$43,794	$1,557,404

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)	Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$660	$19,938	$535	$—	$9,477
Mortality and expense risk and administrative charges (note 4)	2,893	9,171	193	488	5,613
Net investment income (expense)	(2,233)	10,767	342	(488)	3,864

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	8,307	(90)	80	(5,569)	(18,218)
Change in unrealized appreciation (depreciation)	35,419	(37,597)	(1,210)	(9,711)	6,588
Capital gain distributions	40,562	125,824	3,844	58,964	81,980
Net realized and unrealized gain (loss) on investments	84,288	88,137	2,714	43,684	70,350

Increase (decrease) in net assets from operations	$82,055	$98,904	$3,056	$43,196	$74,214

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$69,147	$4,115	$42,966	$24,523	$168,912
Mortality and expense risk and administrative charges (note 4)	3,532	507	4,495	2,747	19,692
Net investment income (expense)	65,615	3,608	38,471	21,776	149,220

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(165)	(402)	(22,708)	(1,939)	(30,798)
Change in unrealized appreciation (depreciation)	25,797	855	59,099	10,888	213,275
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	25,632	453	36,391	8,949	182,477

Increase (decrease) in net assets from operations	$91,247	$4,061	$74,862	$30,725	$331,697

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Lincoln Variable Insurance Products Trust	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

LVIP American Century Inflation Protection Fund — Service Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$12,513	$3,129	$—	$20,950	$45,941	$206	$13,885
228	502	3,494	685	7,543	3,868	451
12,285	2,627	(3,494)	20,265	38,398	(3,662)	13,434

(5,198)	7,356	(21,934)	(2,637)	129,719	8,688	(8,206)
4,256	(164,722)	127,379	5,567	51,470	(75,249)	33,833
—	221,350	—	61,635	22,911	178,903	—
(942)	63,984	105,445	64,565	204,100	112,342	25,627

$11,343	$66,611	$101,951	$84,830	$242,498	$108,680	$39,061

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$282	$35,827	$—	$34,503	$361,086	$—	$84,568
2,026	7,723	24,095	22,947	262,358	14,565	17,162
(1,744)	28,104	(24,095)	11,556	98,728	(14,565)	67,406

92,797	(18,773)	77,941	(26,599)	1,898,570	(73,893)	21,641
17,957	39,987	(115,597)	13,118	1,301,646	(289,255)	240,195
51,240	—	851,470	40,724	2,682,774	350,149	147,317
161,994	21,214	813,814	27,243	5,882,990	(12,999)	409,153

$160,250	$49,318	$789,719	$38,799	$5,981,718	$(27,564)	$476,559

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Period from January 1 to April 11, 2025

Investment income and expense:
Income — Ordinary dividends	$10,539	$5,062	$—	$—	$—
Mortality and expense risk and administrative charges (note 4)	48	16,374	45,976	18,810	1,004
Net investment income (expense)	10,491	(11,312)	(45,976)	(18,810)	(1,004)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	27,460	42,218	173,727	(126,056)	(33,747)
Change in unrealized appreciation (depreciation)	7,980	(118,138)	640,739	225,692	(16,394)
Capital gain distributions	20,558	454,807	679,688	27,082	—
Net realized and unrealized gain (loss) on investments	55,998	378,887	1,494,154	126,718	(50,141)

Increase (decrease) in net assets from operations	$66,489	$367,575	$1,448,178	$107,908	$(51,145)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2025	Year ended December 31, 2025

$—	$—
3,419	757
(3,419)	(757)

127,915	6,039
104,858	61,221
—	—
232,773	67,260

$229,354	$66,503

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B		AB VPS Relative Value Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$18,237	$15,290	$(6,283)	$(5,740)	$33,946	$52,539
Net realized gain (loss) on investments	48,295	21,860	25,823	26,572	66,624	113,965
Change in unrealized appreciation (depreciation) on investments	236,057	(3,774)	5,547	173,131	(36,934)	261,111
Capital gain distributions	—	—	127,341	53,224	451,093	188,867
Increase (decrease) in net assets from operations	302,589	33,376	152,428	247,187	514,729	616,482

From capital transactions (note 4):
Net premiums	14,106	15,921	13,586	11,867	47,826	47,540
Loan interest	(66)	79	(255)	(518)	67	(758)
Transfers for contract benefits and terminations	(2,505)	(19,159)	(15,668)	(6,991)	(79,832)	(339,686)
Loans	1,008	(6,780)	983	(84)	(14,154)	(3,263)
Cost of insurance and administrative expenses	(23,857)	(22,076)	(26,272)	(25,304)	(113,754)	(114,484)
Transfers between subaccounts (including fixed account), net	(7,240)	9,180	(18,118)	17,878	17,554	(14,776)
Increase (decrease) in net assets from capital transactions	(18,554)	(22,835)	(45,744)	(3,152)	(142,293)	(425,427)
Increase (decrease) in net assets	284,035	10,541	106,684	244,035	372,436	191,055
Net assets at beginning of year	749,559	739,018	1,260,575	1,016,540	5,285,518	5,094,463
Net assets at end of year	$1,033,594	$749,559	$1,367,259	$1,260,575	$5,657,954	$5,285,518

Change in units (note 5):
Units purchased	14,007	17,523	1,281	2,275	13,717	13,498
Units redeemed	(15,003)	(18,925)	(2,145)	(2,326)	(16,463)	(22,303)
Net increase (decrease) in units from capital transactions with policy owners	(996)	(1,402)	(864)	(51)	(2,746)	(8,805)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares		Invesco V.I. American Value Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(1,577)	$(1,555)	$(1,411)	$(1,418)	$(8,733)	$(7,879)	$(847)	$(753)	$(139)	$ 3,376
(3,305)	(7,603)	3,773	2,615	40,048	19,082	3,125	7,766	3,896	(2,354)
17,188	58,104	(27,659)	14,707	(11,549)	392,821	(2,268)	87,478	19,664	141,073
—	—	43,890	987	149,299	—	38,539	—	113,867	14,586
12,306	48,946	18,593	16,891	169,065	404,024	38,549	94,491	137,288	156,681

3,240	3,345	4,895	5,101	27,792	22,015	1,742	1,742	5,336	5,176
31	74	—	—	(124)	(134)	(210)	(192)	(679)	(618)
(15)	(6,245)	(19,589)	(5,844)	(44,924)	(25,024)	(748)	(33,821)	(805)	—
4	(292)	—	—	(6,429)	99	342	631	184	279
(6,780)	(6,959)	(4,617)	(4,728)	(44,074)	(41,958)	(7,634)	(6,997)	(12,780)	(11,505)
(26)	(231)	(932)	(218)	(13,680)	(6,951)	(97)	(2,367)	(468)	(4,359)
(3,546)	(10,308)	(20,243)	(5,689)	(81,439)	(51,953)	(6,605)	(41,004)	(9,212)	(11,027)
8,760	38,638	(1,650)	11,202	87,626	352,071	31,944	53,487	128,076	145,654
320,103	281,465	321,311	310,109	1,569,008	1,216,937	351,681	298,194	676,745	531,091
$328,863	$320,103	$319,661	$321,311	$1,656,634	$1,569,008	$383,625	$351,681	$804,821	$676,745

86	93	132	122	634	806	43	59	3,655	3,803
(161)	(344)	(560)	(234)	(2,143)	(2,014)	(134)	(704)	(4,218)	(4,614)
(75)	(251)	(428)	(112)	(1,509)	(1,208)	(91)	(645)	(563)	(811)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$10,054	$10,195	$ 4,208	$ 4,751	$39,300	$29,834
Net realized gain (loss) on investments	22,176	25,552	29,022	6,439	(5,855)	15,441
Change in unrealized appreciation (depreciation) on investments	7,846	14,401	71,816	171,357	34,162	(21,013)
Capital gain distributions	88,507	56,528	106,356	115,914	—	—
Increase (decrease) in net assets from operations	128,583	106,676	211,402	298,461	67,607	24,262

From capital transactions (note 4):
Net premiums	7,161	7,307	15,805	15,683	49,249	51,068
Loan interest	(85)	(85)	109	162	1,882	2,371
Transfers for contract benefits and terminations	(40,188)	(73,728)	(125,274)	(18,853)	(5,052)	(23,348)
Loans	—	203	706	(4,552)	26,135	415
Cost of insurance and administrative expenses	(18,599)	(17,942)	(26,765)	(26,152)	(57,639)	(58,047)
Transfers between subaccounts (including fixed account), net	(1,421)	(8,965)	(21,355)	(17,131)	116,754	(190,765)
Increase (decrease) in net assets from capital transactions	(53,132)	(93,210)	(156,774)	(50,843)	131,329	(218,306)
Increase (decrease) in net assets	75,451	13,466	54,628	247,618	198,936	(194,044)
Net assets at beginning of year	804,661	791,195	1,453,468	1,205,850	1,105,562	1,299,606
Net assets at end of year	$880,112	$804,661	$1,508,096	$1,453,468	$1,304,498	$1,105,562

Change in units (note 5):
Units purchased	1,009	894	471	748	62,640	58,792
Units redeemed	(1,904)	(2,724)	(3,975)	(2,121)	(50,569)	(80,771)
Net increase (decrease) in units from capital transactions with policy owners	(895)	(1,830)	(3,504)	(1,373)	12,071	(21,979)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Large Cap Fund — Series I shares		Invesco V.I. Discovery Large Cap Fund — Series II Shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$ (56,832)	$ (52,121)	$(2,381)	$(2,122)	$ (52,701)	$ (52,227)	$(611)	$(572)	$ 7,640	$ 9,898
154,095	77,512	8,716	12,562	45,594	59,076	(91)	(1,297)	10,312	16,632
(158,120)	1,652,002	(22,345)	191,365	(276,463)	1,190,719	(13,710)	49,691	44,910	(28,247)
804,003	—	101,998	—	500,555	—	24,986	—	50,758	3,976
743,146	1,677,393	85,988	201,805	216,985	1,197,568	10,574	47,822	113,620	2,259

102,393	107,348	8,592	8,482	93,482	101,767	4,354	4,296	7,616	8,071
(3,030)	(3,026)	(160)	(237)	(1,794)	(3,063)	7	13	(374)	(101)
(258,561)	(93,573)	(23,606)	(399)	(151,393)	(330,429)	—	(3,169)	(966)	(2,889)
(14,520)	1,282	521	541	3,822	4,882	266	567	(2,156)	(29,766)
(205,181)	(200,920)	(14,643)	(13,824)	(180,010)	(188,020)	(6,195)	(5,918)	(12,387)	(12,422)
(7,521)	(15,846)	(1,206)	(25,661)	(34,176)	(27,185)	23	(47)	(118)	(42,511)
(386,420)	(204,735)	(30,502)	(31,098)	(270,069)	(442,048)	(1,545)	(4,258)	(8,385)	(79,618)
356,726	1,472,658	55,486	170,707	(53,084)	755,520	9,029	43,564	105,235	(77,359)
6,617,086	5,144,428	787,531	616,824	6,066,788	5,311,268	248,956	205,392	714,747	792,106
$6,973,812	$6,617,086	$843,017	$787,531	$6,013,704	$6,066,788	$257,985	$248,956	$819,982	$714,747

579	700	778	879	1,104	4,015	76	86	3,787	6,184
(1,691)	(1,410)	(1,216)	(1,360)	(2,267)	(6,162)	(97)	(160)	(4,026)	(8,667)
(1,112)	(710)	(438)	(481)	(1,163)	(2,147)	(21)	(74)	(239)	(2,483)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Equity and Income Fund — Series I Shares		Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares

	Year ended December 31, 2025	Period from April 26 to December 31, 2024	Year ended December 31, 2025	Period from April 26 to December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$16,600	$14,647	$ 4,815	$ 3,621	$ (15,753)	$ (15,517)
Net realized gain (loss) on investments	5,272	8,110	439	648	26,808	84,924
Change in unrealized appreciation (depreciation) on investments	64,164	18,611	11,095	2,960	(215,728)	220,746
Capital gain distributions	80,430	55,105	14,292	9,118	705,109	218,570
Increase (decrease) in net assets from operations	166,466	96,473	30,641	16,347	500,436	508,723

From capital transactions (note 4):
Net premiums	31,646	19,689	12,568	8,279	47,045	46,294
Loan interest	2,703	1,068	—	—	(705)	(754)
Transfers for contract benefits and terminations	(14,859)	(28,757)	—	(28,170)	(310,030)	(191,904)
Loans	(207)	—	—	—	3,071	2,744
Cost of insurance and administrative expenses	(51,779)	(34,021)	(12,932)	(8,043)	(66,743)	(68,780)
Transfers between subaccounts (including fixed account), net	(23,392)	1,400,608	8,696	252,361	(2,454)	(45,206)
Increase (decrease) in net assets from capital transactions	(55,888)	1,358,587	8,332	224,427	(329,816)	(257,606)
Increase (decrease) in net assets	110,578	1,455,060	38,973	240,774	170,620	251,117
Net assets at beginning of year	1,455,060	—	240,774	—	3,697,449	3,446,332
Net assets at end of year	$1,565,638	$1,455,060	$279,747	$240,774	$3,868,069	$3,697,449

Change in units (note 5):
Units purchased	6,281	215,033	1,994	26,030	31,460	36,805
Units redeemed	(11,242)	(78,574)	(1,246)	(3,557)	(37,387)	(41,938)
Net increase (decrease) in units from capital transactions with policy owners	(4,961)	136,459	748	22,473	(5,927)	(5,133)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)						Allspring Variable Trust		BNY Mellon

Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Discovery All Cap Growth Fund — Class 2		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$38,520	$16,802	$(978)	$(7,467)	$62	$(2,423)	$(200)	$(75)	$(374)	$128
(3,664)	(14,991)	(11,847)	(9,372)	17,581	33,795	(287)	69	30,203	9,211
57,720	15,279	177,911	214,551	(44,237)	50,445	(60,796)	32,708	(19,883)	29,506
—	—	140,242	207,329	113,398	39,566	102,478	11,660	15,624	1,165
92,576	17,090	305,328	405,041	86,804	121,383	41,195	44,362	25,570	40,010

48,403	49,687	22,019	25,779	8,163	8,059	836	373	4,757	4,106
311	1,032	(231)	(305)	(72)	(64)	—	—	(42)	(26)
(153,635)	(21,730)	(114,203)	(44,110)	(32,160)	(7,641)	—	(525)	(64,803)	(22,458)
127,376	4,042	725	1,178	—	(7,066)	—	—	(2,956)	(2,154)
(47,692)	(48,808)	(41,414)	(42,533)	(20,890)	(20,627)	(4,138)	(3,230)	(5,998)	(6,485)
233	(50,587)	1,473	(4,515)	9,334	(1,168)	(1)	17,629	(2,387)	(75)
(25,004)	(66,364)	(131,631)	(64,506)	(35,625)	(28,507)	(3,303)	14,247	(71,429)	(27,092)
67,572	(49,274)	173,697	340,535	51,179	92,876	37,892	58,609	(45,859)	12,918
744,267	793,541	2,130,996	1,790,461	1,092,520	999,644	272,738	214,129	191,351	178,433
$811,839	$744,267	$2,304,693	$2,130,996	$1,143,699	$1,092,520	$310,630	$272,738	$145,492	$191,351

16,365	5,924	818	1,038	2,984	3,035	13	298	178	476
(18,214)	(12,255)	(3,646)	(2,548)	(3,380)	(3,377)	(60)	(61)	(1,721)	(1,361)
(1,849)	(6,331)	(2,828)	(1,510)	(396)	(342)	(47)	237	(1,543)	(885)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BlackRock Variable Series Funds, Inc.

	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$2,546	$2,236	$4,403	$3,645	$56,471	$10,807
Net realized gain (loss) on investments	(1,908)	(5,572)	(68)	(216)	(1,105)	(3,313)
Change in unrealized appreciation (depreciation) on investments	(7,152)	23,324	17,424	257	826	(5,577)
Capital gain distributions	25,701	—	34,294	18,063	139,626	70,053
Increase (decrease) in net assets from operations	19,187	19,988	56,053	21,749	195,818	71,970

From capital transactions (note 4):
Net premiums	3,131	3,278	709	684	12,164	12,629
Loan interest	(3)	(22)	(104)	(123)	197	(1)
Transfers for contract benefits and terminations	—	(2,289)	—	—	—	(17,701)
Loans	(6,671)	359	521	541	(16,617)	(2,732)
Cost of insurance and administrative expenses	(4,464)	(4,505)	(7,141)	(6,662)	(21,099)	(18,039)
Transfers between subaccounts (including fixed account), net	(38)	(13,939)	(53)	(174)	430,643	(3,969)
Increase (decrease) in net assets from capital transactions	(8,045)	(17,118)	(6,068)	(5,734)	405,288	(29,813)
Increase (decrease) in net assets	11,142	2,870	49,985	16,015	601,106	42,157
Net assets at beginning of year	182,465	179,595	239,337	223,322	890,307	848,150
Net assets at end of year	$193,607	$182,465	$289,322	$239,337	$1,491,413	$890,307

Change in units (note 5):
Units purchased	82	100	102	105	14,307	3,352
Units redeemed	(244)	(476)	(241)	(251)	(3,647)	(4,305)
Net increase (decrease) in units from capital transactions with policy owners	(162)	(376)	(139)	(146)	10,660	(953)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)		Columbia Funds Variable Series Trust II				Eaton Vance Variable Trust		Federated Hermes Insurance Series

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Large Cap Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		VT Floating-Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(1,095)	$(952)	$(2,893)	$(2,719)	$8,217	$19,971	$32,946	$38,349	$22,134	$17,164
4,524	8,863	88,731	29,313	25,212	8,743	(5,692)	(2,036)	(2,199)	(3,235)
(63,058)	137,644	83,467	209,335	144,745	(14,036)	(8,720)	(338)	10,273	9,837
160,650	68,272	—	—	—	—	—	—	—	—
101,021	213,827	169,305	235,929	178,174	14,678	18,534	35,975	30,208	23,766

3,260	3,635	8,786	9,619	6,082	5,809	3,024	3,141	8,560	10,495
—	—	(353)	(365)	(92)	(64)	—	—	(765)	(1,096)
—	(32,514)	(113,700)	(27,338)	(46,919)	(15,262)	(7,187)	(43,061)	(15,743)	(22,475)
—	—	—	359	1,834	—	—	—	(10,353)	(152)
(14,945)	(13,158)	(15,233)	(15,503)	(10,889)	(10,193)	(7,079)	(7,189)	(39,509)	(33,371)
(34)	13,466	4,132	4,478	(375)	(8,200)	(13,357)	7,280	478	114,528
(11,719)	(28,571)	(116,368)	(28,750)	(50,359)	(27,910)	(24,599)	(39,829)	(57,332)	67,929
89,302	185,256	52,937	207,179	127,815	(13,232)	(6,065)	(3,854)	(27,124)	91,695
896,624	711,368	1,332,778	1,125,599	505,794	519,026	513,771	517,625	451,999	360,304
$985,926	$896,624	$1,385,715	$1,332,778	$633,609	$505,794	$507,706	$513,771	$424,875	$451,999

66	294	267	513	9,521	13,816	11,277	10,461	1,675	4,379
(207)	(702)	(3,591)	(1,455)	(12,338)	(15,686)	(12,443)	(12,309)	(2,815)	(2,750)
(141)	(408)	(3,324)	(942)	(2,817)	(1,870)	(1,166)	(1,848)	(1,140)	1,629

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series (continued)

	Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$47,296	$42,234	$(1,979)	$3,871	$10,938	$8,497
Net realized gain (loss) on investments	(7,500)	(9,252)	3,568	1,833	2,625	941
Change in unrealized appreciation (depreciation) on investments	26,173	12,588	(5,532)	103,713	8,574	66,394
Capital gain distributions	—	—	105,681	27,046	9,262	—
Increase (decrease) in net assets from operations	65,969	45,570	101,738	136,463	31,399	75,832

From capital transactions (note 4):
Net premiums	12,330	11,950	6,475	6,561	21,431	21,486
Loan interest	42	63	(10)	31	(2,599)	(3,224)
Transfers for contract benefits and terminations	(30,295)	(46,765)	(79,484)	(68,612)	(18,841)	(38,648)
Loans	—	335	—	3,562	(411)	(197)
Cost of insurance and administrative expenses	(19,500)	(20,731)	(18,512)	(18,402)	(30,019)	(29,710)
Transfers between subaccounts (including fixed account), net	(558)	3,665	(8,588)	(21,974)	1,529	(57,582)
Increase (decrease) in net assets from capital transactions	(37,981)	(51,483)	(100,119)	(98,834)	(28,910)	(107,875)
Increase (decrease) in net assets	27,988	(5,913)	1,619	37,629	2,489	(32,043)
Net assets at beginning of year	846,800	852,713	934,997	897,368	531,990	564,033
Net assets at end of year	$874,788	$846,800	$936,616	$934,997	$534,479	$531,990

Change in units (note 5):
Units purchased	10,368	4,036	2,862	669	1,121	1,154
Units redeemed	(11,312)	(5,470)	(4,059)	(2,203)	(1,795)	(3,791)
Net increase (decrease) in units from capital transactions with policy owners	(944)	(1,434)	(1,197)	(1,534)	(674)	(2,637)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund

VIP Asset Manager 50% Portfolio — Initial Class		VIP Asset Manager 50% Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$68,027	$58,889	$2,698	$2,300	$11,215	$11,152	$(197,826)	$(172,013)	$(31,429)	$(26,400)
55,608	70,984	536	448	12,465	11,018	1,029,904	1,048,384	542,528	796,236
246,037	171,132	8,673	5,369	48,300	58,664	(194,348)	2,361,938	(335,963)	437,834
196,889	27,983	6,211	801	40,713	23,774	3,720,718	2,499,242	1,366,662	934,270
566,561	328,988	18,118	8,918	112,693	104,608	4,358,448	5,737,551	1,541,798	2,141,940

91,152	86,042	8,517	8,269	6,143	6,212	249,815	271,231	67,841	66,081
3,794	1,316	11	19	(15)	(22)	7,253	(3,949)	(1,707)	(1,601)
(252,964)	(426,117)	—	—	—	(4,878)	(1,188,539)	(1,144,915)	(704,172)	(730,473)
90,297	3,450	—	—	(12,537)	359	(29,060)	(20,959)	(28,517)	(8,001)
(179,431)	(182,965)	(5,479)	(5,098)	(15,612)	(14,918)	(657,648)	(631,625)	(158,731)	(153,351)
(15,796)	(18,465)	1	1	(702)	(659)	(125,876)	(6,169)	(63,832)	(104,943)
(262,948)	(536,739)	3,050	3,191	(22,723)	(13,906)	(1,744,055)	(1,536,386)	(889,118)	(932,288)
303,613	(207,751)	21,168	12,109	89,970	90,702	2,614,393	4,201,165	652,680	1,209,652
4,212,019	4,419,770	127,087	114,978	775,964	685,262	22,237,696	18,036,531	8,025,145	6,815,493
$4,515,632	$4,212,019	$148,255	$127,087	$865,934	$775,964	$24,852,089	$22,237,696	$8,677,825	$8,025,145

3,218	2,174	315	330	943	993	4,074	4,633	25,891	28,469
(6,440)	(9,270)	(203)	(205)	(1,474)	(1,354)	(10,997)	(11,722)	(35,330)	(41,093)
(3,222)	(7,096)	112	125	(531)	(361)	(6,923)	(7,089)	(9,439)	(12,624)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(839)	$(2,072)	$84,053	$74,298	$33,089	$30,386
Net realized gain (loss) on investments	(14,655)	65,638	236,670	285,507	38,509	32,176
Change in unrealized appreciation (depreciation) on investments	4,238	(4,124)	723,421	332,125	203,266	113,273
Capital gain distributions	69,325	15,350	523,417	516,694	146,806	144,950
Increase (decrease) in net assets from operations	58,069	74,792	1,567,561	1,208,624	421,670	320,785

From capital transactions (note 4):
Net premiums	966	1,228	130,006	138,363	40,412	39,170
Loan interest	(83)	(80)	(5,967)	(18,030)	(77)	(100)
Transfers for contract benefits and terminations	(18,128)	—	(386,182)	(575,003)	(130,394)	(115,810)
Loans	(5,475)	328	110,873	(33,491)	(8,376)	(19)
Cost of insurance and administrative expenses	(3,789)	(3,690)	(343,638)	(343,434)	(74,943)	(72,290)
Transfers between subaccounts (including fixed account), net	9,478	(28,418)	(96,611)	(313,950)	(3,781)	(18,532)
Increase (decrease) in net assets from capital transactions	(17,031)	(30,632)	(591,519)	(1,145,545)	(177,159)	(167,581)
Increase (decrease) in net assets	41,038	44,160	976,042	63,079	244,511	153,204
Net assets at beginning of year	356,242	312,082	8,957,624	8,894,545	2,429,210	2,276,006
Net assets at end of year	$397,280	$356,242	$9,933,666	$8,957,624	$2,673,721	$2,429,210

Change in units (note 5):
Units purchased	6,012	5,855	3,676	3,236	1,521	1,676
Units redeemed	(6,208)	(6,223)	(6,551)	(10,123)	(5,181)	(5,518)
Net increase (decrease) in units from capital transactions with policy owners	(196)	(368)	(2,875)	(6,887)	(3,660)	(3,842)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$18,897	$14,184	$17,086	$15,527	$(14,753)	$(13,690)	$(144,952)	$(195,614)	$(19,290)	$(19,616)
120,877	118,529	111,273	47,967	274,773	292,816	519,374	963,383	225,147	117,459
87,698	138,553	35,492	139,937	45,636	231,537	(319,313)	(180,522)	(192,895)	(18,497)
229,520	144,051	157,983	109,567	29,291	—	2,892,121	4,594,837	579,364	1,011,092
456,992	415,317	321,834	312,998	334,947	510,663	2,947,230	5,182,084	592,326	1,090,438

42,314	46,647	19,795	21,367	28,946	27,544	201,585	203,648	38,358	35,529
(831)	(8,926)	(119)	(176)	(917)	29	(13,842)	(24,332)	(1,428)	(1,989)
(40,760)	(76,068)	(211,819)	(82,803)	(283,645)	(15,810)	(761,665)	(819,598)	(735,741)	(96,468)
4,806	3,706	(36,236)	(156)	12,209	(6,615)	96,188	(82,357)	3,105	2,184
(98,251)	(92,897)	(32,495)	(34,120)	(76,264)	(67,678)	(486,483)	(496,840)	(90,297)	(93,373)
11,655	(868)	(8,179)	(9,364)	(55,896)	70,052	(197,483)	(231,732)	(37,922)	(30,109)
(81,067)	(128,406)	(269,053)	(105,252)	(375,567)	7,522	(1,161,700)	(1,451,211)	(823,925)	(184,226)
375,925	286,911	52,781	207,746	(40,620)	518,185	1,785,530	3,730,873	(231,599)	906,212
2,267,555	1,980,644	1,661,657	1,453,911	1,845,914	1,327,729	21,858,821	18,127,948	4,698,201	3,791,989
$2,643,480	$2,267,555	$1,714,438	$1,661,657	$1,805,294	$1,845,914	$23,644,351	$21,858,821	$4,466,602	$4,698,201

4,551	4,380	556	529	12,562	14,112	4,441	4,283	3,418	2,925
(5,416)	(6,060)	(5,282)	(2,823)	(15,784)	(13,835)	(6,986)	(7,931)	(15,425)	(6,243)
(865)	(1,680)	(4,726)	(2,294)	(3,222)	277	(2,545)	(3,648)	(12,007)	(3,318)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(16,922)	$(10,576)	$24,341	$22,583	$4,086	$4,120
Net realized gain (loss) on investments	(84,207)	213,697	112,435	117,950	(14,874)	36,075
Change in unrealized appreciation (depreciation) on investments	8,374	(126,104)	123,762	(169,398)	29,385	(69,790)
Capital gain distributions	603,402	689,557	289,590	133,734	23,444	84,156
Increase (decrease) in net assets from operations	510,647	766,574	550,128	104,869	42,041	54,561

From capital transactions (note 4):
Net premiums	80,650	83,325	109,659	106,399	2,748	3,374
Loan interest	1,098	742	7,023	4,058	(55)	(143)
Transfers for contract benefits and terminations	(452,906)	(304,080)	(79,025)	(69,923)	(27,332)	(72,309)
Loans	(12,413)	3,889	81,009	(18,479)	(9,128)	(15,165)
Cost of insurance and administrative expenses	(146,767)	(150,262)	(150,545)	(137,444)	(4,098)	(5,026)
Transfers between subaccounts (including fixed account), net	3,060	(188)	(13,338)	126,004	3,706	(12,008)
Increase (decrease) in net assets from capital transactions	(527,278)	(366,574)	(45,217)	10,615	(34,159)	(101,277)
Increase (decrease) in net assets	(16,631)	400,000	504,911	115,484	7,882	(46,716)
Net assets at beginning of year	5,244,975	4,844,975	2,856,242	2,740,758	600,720	647,436
Net assets at end of year	$5,228,344	$5,244,975	$3,361,153	$2,856,242	$608,602	$600,720

Change in units (note 5):
Units purchased	22,559	21,185	14,098	12,599	4,174	12,960
Units redeemed	(28,588)	(25,927)	(14,423)	(13,060)	(4,809)	(14,930)
Net increase (decrease) in units from capital transactions with policy owners	(6,029)	(4,742)	(325)	(461)	(635)	(1,970)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$42,923	$43,408	$6,642	$5,992	$8,018	$8,618	$(9,175)	$(9,311)	$1,020	$1,012
990	(1,974)	(5,268)	3,068	13,574	29,815	(8,373)	(19,622)	2,428	2,635
49,868	13,217	813	18,219	69,365	(44,948)	125,840	(76,385)	14,506	2,025
9,153	3,604	36,008	6,879	31,368	—	—	—	9,729	384
102,934	58,255	38,195	34,158	122,325	(6,515)	108,292	(105,318)	27,683	6,056

6,362	6,786	2,013	2,528	7,314	9,216	28,462	34,442	851	840
16	18	13	10	(296)	(329)	(105)	(116)	17	7
(43,032)	(10,924)	—	(33,954)	(1,704)	(31,966)	(14,087)	(42,503)	—	(1,201)
(1,413)	(4,002)	1,229	—	(3,500)	—	—	683	46	17
(16,444)	(19,397)	(5,013)	(4,825)	(20,810)	(22,819)	(34,862)	(39,264)	(3,172)	(2,902)
1,543	3,161	2,852	(3,486)	(24,045)	(10,785)	20,228	2,459	(1,096)	(4)
(52,968)	(24,358)	1,094	(39,727)	(43,041)	(56,683)	(364)	(44,299)	(3,354)	(3,243)
49,966	33,897	39,289	(5,569)	79,284	(63,198)	107,928	(149,617)	24,329	2,813
865,069	831,172	337,597	343,166	461,481	524,679	740,845	890,462	117,811	114,998
$915,035	$865,069	$376,886	$337,597	$540,765	$461,481	$848,773	$740,845	$142,140	$117,811

4,635	7,975	3,842	9,919	12,377	20,147	5,607	4,891	1,535	1,537
(6,247)	(8,791)	(3,799)	(11,517)	(14,531)	(23,188)	(5,718)	(7,601)	(1,687)	(1,715)

(1,612)	(816)	43	(1,598)	(2,154)	(3,041)	(111)	(2,710)	(152)	(178)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Goldman Sachs Variable Insurance Trust

	Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$293,758	$402,408	$2,956	$4,933	$12,284	$5,365
Net realized gain (loss) on investments	—	—	(11,007)	21,110	45,552	42,236
Change in unrealized appreciation (depreciation) on investments	—	—	(42,043)	8,351	(152,932)	155,880
Capital gain distributions	—	—	153,705	124,711	451,675	240,625
Increase (decrease) in net assets from operations	293,758	402,408	103,611	159,105	356,579	444,106

From capital transactions (note 4):
Net premiums	451,398	539,943	10,426	11,448	52,824	55,680
Loan interest	(1,266)	351	(31)	(255)	(3,762)	(5,746)
Transfers for contract benefits and terminations	(579,777)	(1,134,800)	(1,388)	(29,200)	(288,698)	(177,283)
Loans	305,947	(1,010,438)	—	—	155,723	1,487
Cost of insurance and administrative expenses	(608,401)	(625,798)	(23,730)	(23,425)	(99,679)	(106,551)
Transfers between subaccounts (including fixed account), net	645,703	1,921,293	34,524	(68,459)	(20,815)	4,897
Increase (decrease) in net assets from capital transactions	213,604	(309,449)	19,801	(109,891)	(204,407)	(227,516)
Increase (decrease) in net assets	507,362	92,959	123,412	49,214	152,172	216,590
Net assets at beginning of year	9,479,472	9,386,513	1,035,034	985,820	4,173,112	3,956,522
Net assets at end of year	$9,986,834	$9,479,472	$1,158,446	$1,035,034	$4,325,284	$4,173,112

Change in units (note 5):
Units purchased	432,422	861,898	13,692	13,104	9,859	9,434
Units redeemed	(410,611)	(882,754)	(13,169)	(16,505)	(12,378)	(12,539)
Net increase (decrease) in units from capital transactions with policy owners	21,811	(20,856)	523	(3,401)	(2,519)	(3,105)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$76,690	$73,583	$38,195	$37,033	$(49,482)	$(7,225)	$(3,453)	$2,379	$67,806	$56,874
279,309	457,326	216,264	158,947	183,295	265,945	8,603	21,469	(29,259)	(72,034)
321,974	378,574	73,908	204,497	(209,394)	703,456	(26,212)	92,201	57,113	31,895
225,095	—	98,295	—	745,179	401,234	109,440	56,848	—	—
903,068	909,483	426,662	400,477	669,598	1,363,410	88,378	172,897	95,660	16,735

121,809	118,175	66,773	66,454	203,601	207,255	14,638	15,956	30,694	34,602
(8,170)	(14,192)	77	(38)	(402)	(4,392)	(71)	(116)	(355)	17,120
(229,541)	(651,263)	(110,554)	(123,414)	(305,190)	(740,955)	(10,246)	(101,305)	(1,121)	(38,646)
(10,102)	(13,348)	(10,876)	(1,276)	75,425	(38,446)	1,219	143	11,294	—
(242,225)	(247,466)	(90,703)	(87,004)	(318,308)	(327,526)	(29,467)	(30,173)	(26,897)	(37,181)
157,132	(116,265)	(14,680)	3,575	(19,294)	(94,813)	(4,553)	4,875	49,073	(101,874)
(211,097)	(924,359)	(159,963)	(141,703)	(364,168)	(998,877)	(28,480)	(110,620)	62,688	(125,979)
691,971	(14,876)	266,699	258,774	305,430	364,533	59,898	62,277	158,348	(109,244)
6,623,375	6,638,251	3,085,435	2,826,661	10,069,416	9,704,883	1,287,372	1,225,095	1,445,813	1,555,057
$7,315,346	$6,623,375	$3,352,134	$3,085,435	$10,374,846	$10,069,416	$1,347,270	$1,287,372	$1,604,161	$1,445,813

6,474	7,329	16,383	12,489	2,926	2,310	553	860	14,866	17,644
(8,282)	(16,150)	(19,558)	(15,382)	(4,814)	(8,294)	(1,322)	(3,864)	(12,786)	(22,245)

(1,808)	(8,821)	(3,175)	(2,893)	(1,888)	(5,984)	(769)	(3,004)	2,080	(4,601)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(45,573)	$(57,038)	$(3,876)	$(8,583)	$(4,893)	$(4,777)
Net realized gain (loss) on investments	386,159	353,081	25,253	45,323	265,679	257,040
Change in unrealized appreciation (depreciation) on investments	(28,927)	997,465	42,969	300,197	425,663	847,165
Capital gain distributions	921,081	407,970	278,898	122,229	603,419	208,825
Increase (decrease) in net assets from operations	1,232,740	1,701,478	343,244	459,166	1,289,868	1,308,253

From capital transactions (note 4):
Net premiums	85,445	88,457	22,969	22,823	152,934	156,270
Loan interest	(2,626)	(3,511)	(64)	(57)	(682)	(1,797)
Transfers for contract benefits and terminations	(363,054)	(86,520)	(29,713)	(106,317)	(378,644)	(372,053)
Loans	(10,495)	(6,120)	—	3	93,881	(7,629)
Cost of insurance and administrative expenses	(241,011)	(244,176)	(57,534)	(55,285)	(241,370)	(241,469)
Transfers between subaccounts (including fixed account), net	(256,499)	(64,388)	18,187	3,602	(18,635)	(25,642)
Increase (decrease) in net assets from capital transactions	(788,240)	(316,258)	(46,155)	(135,231)	(392,516)	(492,320)
Increase (decrease) in net assets	444,500	1,385,220	297,089	323,935	897,352	815,933
Net assets at beginning of year	7,759,280	6,374,060	2,001,399	1,677,464	6,715,067	5,899,134
Net assets at end of year	$8,203,780	$7,759,280	$2,298,488	$2,001,399	$7,612,419	$6,715,067

Change in units (note 5):
Units purchased	6,432	6,676	797	657	2,685	2,155
Units redeemed	(10,034)	(8,395)	(1,428)	(2,773)	(6,499)	(7,583)
Net increase (decrease) in units from capital transactions with policy owners	(3,602)	(1,719)	(631)	(2,116)	(3,814)	(5,428)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$946	$927	$(12,246)	$(10,631)	$17,073	$12,859	$1,802	$1,588	$(74,051)	$(77,695)
27,712	30,881	44,932	80,680	205,355	167,781	17,629	1,747	594,929	409,752
44,776	83,324	222,980	384,335	573,655	(22,025)	24,363	4,949	308,797	2,027,676
67,954	22,755	186,399	—	—	—	—	—	727,729	259,915
141,388	137,887	442,065	454,384	796,083	158,615	43,794	8,284	1,557,404	2,619,648

14,801	14,749	24,296	21,699	59,289	64,672	(146)	146	109,323	118,355
(204)	(130)	(355)	(626)	(1,155)	(1,963)	(225)	(211)	(4,165)	(13,457)
(28,699)	(52,499)	(18,885)	(63,788)	(158,914)	(147,427)	—	(511)	(837,783)	(371,221)
(10,688)	(54)	11,513	(6,066)	4,644	690	—	—	16,429	11,859
(17,099)	(14,599)	(53,035)	(48,689)	(85,772)	(84,806)	(5,413)	(5,018)	(258,719)	(252,914)
17,828	16,822	21,942	1,933	8,486	(44,834)	224	(3)	(37,985)	(155,803)
(24,061)	(35,711)	(14,524)	(95,537)	(173,422)	(213,668)	(5,560)	(5,597)	(1,012,900)	(663,181)
117,327	102,176	427,541	358,847	622,661	(55,053)	38,234	2,687	544,504	1,956,467
739,164	636,988	1,852,964	1,494,117	3,024,902	3,079,955	158,926	156,239	9,898,931	7,942,464
$856,491	$739,164	$2,280,505	$1,852,964	$3,647,563	$3,024,902	$197,160	$158,926	$10,443,435	$9,898,931

1,780	1,962	2,900	4,100	13,511	12,287	2,377	13	2,911	3,429
(2,848)	(3,504)	(3,192)	(6,191)	(16,027)	(15,927)	(2,589)	(241)	(9,579)	(8,490)
(1,068)	(1,542)	(292)	(2,091)	(2,516)	(3,640)	(212)	(228)	(6,668)	(5,061)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)				Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,233)	$(2,456)	$10,767	$3,459	$342	$112
Net realized gain (loss) on investments	8,307	17,640	(90)	11,037	80	97
Change in unrealized appreciation (depreciation) on investments	35,419	99,218	(37,597)	18,905	(1,210)	685
Capital gain distributions	40,562	13,437	125,824	104,739	3,844	2,705
Increase (decrease) in net assets from operations	82,055	127,839	98,904	138,140	3,056	3,599

From capital transactions (note 4):
Net premiums	7,060	6,506	14,949	14,843	290	290
Loan interest	—	(86)	(4,950)	(5,026)	—	—
Transfers for contract benefits and terminations	(12,270)	(29,303)	(18)	(86,195)	—	—
Loans	—	573	(2,741)	(4,895)	—	—
Cost of insurance and administrative expenses	(10,865)	(9,156)	(23,241)	(23,444)	(361)	(392)
Transfers between subaccounts (including fixed account), net	1,210	19,540	(114,300)	37,290	(2)	(2)
Increase (decrease) in net assets from capital transactions	(14,865)	(11,926)	(130,301)	(67,427)	(73)	(104)
Increase (decrease) in net assets	67,190	115,913	(31,397)	70,713	2,983	3,495
Net assets at beginning of year	500,157	384,244	955,241	884,528	26,222	22,727
Net assets at end of year	$567,347	$500,157	$923,844	$955,241	$29,205	$26,222

Change in units (note 5):
Units purchased	170	769	7,624	7,658	8	8
Units redeemed	(584)	(1,048)	(10,909)	(9,445)	(9)	(11)
Net increase (decrease) in units from capital transactions with policy owners	(414)	(279)	(3,285)	(1,787)	(1)	(3)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust (continued)				Lincoln Variable Insurance Products Trust		MFS® Variable Insurance Trust

ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		LVIP American Century Inflation Protection Fund — Service Class		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(488)	$(54)	$3,864	$5,088	$12,285	$7,228	$2,627	$1,762	$(3,494)	$(3,655)
(5,569)	(13,783)	(18,218)	7,061	(5,198)	(2,306)	7,356	2,409	(21,934)	(59,041)
(9,711)	(41,507)	6,588	(78,134)	4,256	(2,205)	(164,722)	44,515	127,379	114,820
58,964	93,421	81,980	132,752	—	—	221,350	36,500	—	—
43,196	38,077	74,214	66,767	11,343	2,717	66,611	85,186	101,951	52,124

3,470	3,712	22,039	23,219	2,176	2,175	1,307	3,660	19,274	18,928
10	36	(184)	(809)	—	—	(34)	(70)	111	58
(1,347)	(2,674)	(55,490)	(81,012)	(24,736)	(4,650)	(27,308)	—	(56,982)	(56,830)
(3,561)	(6,837)	20,133	655	(8,586)	—	(1,190)	279	(5,864)	945
(5,914)	(5,554)	(33,836)	(40,266)	(3,383)	(3,549)	(7,515)	(9,407)	(32,021)	(32,149)
32	(23,190)	(1,182)	(16,879)	(3,381)	5,743	(217)	106	1,548	(6,622)
(7,310)	(34,507)	(48,520)	(115,092)	(37,910)	(281)	(34,957)	(5,432)	(73,934)	(75,670)
35,886	3,570	25,694	(48,325)	(26,567)	2,436	31,654	79,754	28,017	(23,546)
337,513	333,943	837,800	886,125	199,061	196,625	528,503	448,749	869,393	892,939
$373,399	$337,513	$863,494	$837,800	$172,494	$199,061	$560,157	$528,503	$897,410	$869,393

93	82	3,332	2,837	16,883	8,039	44	122	4,562	4,909
(200)	(688)	(5,255)	(4,576)	(19,086)	(8,056)	(814)	(244)	(6,099)	(6,537)
(107)	(606)	(1,923)	(1,739)	(2,203)	(17)	(770)	(122)	(1,537)	(1,628)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)				MFS® Variable Insurance Trust II

	MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$20,265	$17,186	$38,398	$31,471	$(3,662)	$(2,281)
Net realized gain (loss) on investments	(2,637)	4,618	129,719	(19,925)	8,688	3,772
Change in unrealized appreciation (depreciation) on investments	5,567	(5,717)	51,470	122,808	(75,249)	58,708
Capital gain distributions	61,635	38,266	22,911	53,689	178,903	105,530
Increase (decrease) in net assets from operations	84,830	54,353	242,498	188,043	108,680	165,729

From capital transactions (note 4):
Net premiums	8,530	8,350	25,312	23,178	7,208	8,041
Loan interest	(7)	(4)	(193)	4	(823)	(873)
Transfers for contract benefits and terminations	—	(3,783)	(306,942)	(49,476)	(39,832)	—
Loans	165	166	1,664	(7,511)	38	102
Cost of insurance and administrative expenses	(15,833)	(15,112)	(42,411)	(42,871)	(16,578)	(17,049)
Transfers between subaccounts (including fixed account), net	4,060	2,356	(20,032)	216	(276)	—
Increase (decrease) in net assets from capital transactions	(3,085)	(8,027)	(342,602)	(76,460)	(50,263)	(9,779)
Increase (decrease) in net assets	81,745	46,326	(100,104)	111,583	58,417	155,950
Net assets at beginning of year	785,359	739,033	1,865,226	1,753,643	1,220,765	1,064,815
Net assets at end of year	$867,104	$785,359	$1,765,122	$1,865,226	$1,279,182	$1,220,765

Change in units (note 5):
Units purchased	9,187	9,009	40,581	9,448	259	304
Units redeemed	(9,274)	(9,276)	(46,485)	(11,015)	(1,856)	(616)
Net increase (decrease) in units from capital transactions with policy owners	(87)	(267)	(5,904)	(1,567)	(1,597)	(312)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$13,434	$16,397	$65,615	$68,258	$3,608	$3,835	$38,471	$30,639	$21,776	$21,745
(8,206)	(6,359)	(165)	(12,769)	(402)	(1,104)	(22,708)	(109,817)	(1,939)	(8,287)
33,833	(371)	25,797	24,676	855	3,151	59,099	(6,173)	10,888	11,243
—	—	—	—	—	—	—	—	—	—
39,061	9,667	91,247	80,165	4,061	5,882	74,862	(85,351)	30,725	24,701

2,708	2,708	24,275	21,309	2,588	2,694	23,547	21,748	1,499	98,633
—	—	148	175	2	7	459	436	—	—
(4,503)	—	(49,979)	(191,682)	(2,985)	(10,006)	(13,159)	(80,449)	(1,297)	(48,537)
—	—	(783)	(1,581)	(2,896)	—	551	(180)	(4,582)	(7,161)
(3,538)	(3,256)	(28,482)	(28,548)	(2,868)	(2,781)	(29,382)	(28,225)	(38,652)	(34,887)
18,911	41,808	2,418	(3,463)	167	97	40,803	65,358	36,616	(18,818)
13,578	41,260	(52,403)	(203,790)	(5,992)	(9,989)	22,819	(21,312)	(6,416)	(10,770)
52,639	50,927	38,844	(123,625)	(1,931)	(4,107)	97,681	(106,663)	24,309	13,931
280,918	229,991	1,100,269	1,223,894	119,563	123,670	1,256,662	1,363,325	596,127	582,196
$333,557	$280,918	$1,139,113	$1,100,269	$117,632	$119,563	$1,354,343	$1,256,662	$620,436	$596,127

7,187	3,706	6,183	7,220	241	309	29,118	78,053	2,587	9,642
(6,707)	(1,938)	(7,684)	(12,478)	(474)	(669)	(28,209)	(78,570)	(3,240)	(9,705)
480	1,768	(1,501)	(5,258)	(233)	(360)	909	(517)	(653)	(63)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

	Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$149,220	$150,656	$(1,744)	$(504)	$28,104	$23,708
Net realized gain (loss) on investments	(30,798)	(125,301)	92,797	11,170	(18,773)	(22,235)
Change in unrealized appreciation (depreciation) on investments	213,275	63,673	17,957	109,764	39,987	(15,527)
Capital gain distributions	—	—	51,240	12,112	—	—
Increase (decrease) in net assets from operations	331,697	89,028	160,250	132,542	49,318	(14,054)

From capital transactions (note 4):
Net premiums	89,472	99,013	5,279	5,062	40,197	37,723
Loan interest	1,387	620	(111)	(184)	1,117	3,239
Transfers for contract benefits and terminations	(75,398)	(314,039)	—	(10,786)	(41,651)	(31,746)
Loans	13,481	22,248	(7,589)	5,975	29,710	1,083
Cost of insurance and administrative expenses	(181,728)	(191,020)	(13,567)	(11,676)	(63,427)	(58,455)
Transfers between subaccounts (including fixed account), net	1,324	45,086	45,004	18,562	16,752	35,197
Increase (decrease) in net assets from capital transactions	(151,462)	(338,092)	29,016	6,953	(17,302)	(12,959)
Increase (decrease) in net assets	180,235	(249,064)	189,266	139,495	32,016	(27,013)
Net assets at beginning of year	4,038,334	4,287,398	708,213	568,718	930,814	957,827
Net assets at end of year	$4,218,569	$4,038,334	$897,479	$708,213	$962,830	$930,814

Change in units (note 5):
Units purchased	33,345	71,616	5,030	688	11,319	8,409
Units redeemed	(39,744)	(86,091)	(4,191)	(632)	(11,758)	(9,184)
Net increase (decrease) in units from capital transactions with policy owners	(6,399)	(14,475)	839	56	(439)	(775)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(24,095)	$(21,989)	$11,556	$37,380	$98,728	$165,505	$(14,565)	$(11,962)	$67,406	$166,581
77,941	127,874	(26,599)	(82,366)	1,898,570	1,795,199	(73,893)	(17,145)	21,641	(177)
(115,597)	71,204	13,118	364,403	1,301,646	2,612,884	(289,255)	74,528	240,195	271,499
851,470	854,867	40,724	—	2,682,774	3,146,022	350,149	260,226	147,317	819
789,719	1,031,956	38,799	319,417	5,981,718	7,719,610	(27,564)	305,647	476,559	438,722

69,123	64,494	79,469	79,708	598,266	576,734	58,095	61,760	74,126	75,106
(4,266)	(5,393)	(559)	(1,064)	(14,869)	(16,398)	(753)	(865)	(1,592)	(2,486)
(170,743)	(150,481)	(392,581)	(105,763)	(4,096,001)	(2,064,817)	(216,165)	(150,919)	(810,167)	(601,374)
12,251	(5,790)	23,562	(7,610)	285,384	(100,990)	(1,357)	2,381	3,133	7,170
(146,634)	(138,293)	(135,887)	(136,789)	(1,171,342)	(1,133,310)	(81,995)	(101,715)	(132,349)	(141,558)
(14,346)	(42,369)	(17,328)	(46,772)	(122,433)	(369,635)	17,021	(42,943)	(28,635)	(26,636)
(254,615)	(277,832)	(443,324)	(218,290)	(4,520,995)	(3,108,416)	(225,154)	(232,301)	(895,484)	(689,778)
535,104	754,124	(404,525)	101,127	1,460,723	4,611,194	(252,718)	73,346	(418,925)	(251,056)
4,272,977	3,518,853	3,554,445	3,453,318	37,929,717	33,318,523	3,265,829	3,192,483	3,954,926	4,205,982
$4,808,081	$4,272,977	$3,149,920	$3,554,445	$39,390,440	$37,929,717	$3,013,111	$3,265,829	$3,536,001	$3,954,926

4,612	4,465	5,066	7,248	10,674	16,468	10,666	11,322	10,856	10,647
(7,615)	(8,441)	(9,835)	(8,975)	(35,386)	(40,084)	(14,003)	(15,080)	(34,208)	(28,970)
(3,003)	(3,976)	(4,769)	(1,727)	(24,712)	(23,616)	(3,337)	(3,758)	(23,352)	(18,323)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios

	Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$10,491	$18,524	$(11,312)	$(5,885)	$(45,976)	$(37,078)
Net realized gain (loss) on investments	27,460	25,457	42,218	122,935	173,727	59,611
Change in unrealized appreciation (depreciation) on investments	7,980	(422)	(118,138)	(111,462)	640,739	1,522,958
Capital gain distributions	20,558	90	454,807	482,303	679,688	—
Increase (decrease) in net assets from operations	66,489	43,649	367,575	487,891	1,448,178	1,545,491

From capital transactions (note 4):
Net premiums	708	708	47,121	43,331	95,534	117,800
Loan interest	(23)	(8)	(1,133)	(1,333)	(4,201)	(2,391)
Transfers for contract benefits and terminations	(570)	—	(83,826)	(222,384)	(125,240)	(222,693)
Loans	46	(2,929)	(15,715)	511	3,038	(11,428)
Cost of insurance and administrative expenses	(6,884)	(6,326)	(81,324)	(79,137)	(166,741)	(178,562)
Transfers between subaccounts (including fixed account), net	(1,408)	2,692	(68,097)	82,209	(32,708)	(56,251)
Increase (decrease) in net assets from capital transactions	(8,131)	(5,863)	(202,974)	(176,803)	(230,318)	(353,525)
Increase (decrease) in net assets	58,358	37,786	164,601	311,088	1,217,860	1,191,966
Net assets at beginning of year	434,028	396,242	2,450,652	2,139,564	5,091,958	3,899,992
Net assets at end of year	$492,386	$434,028	$2,615,253	$2,450,652	$6,309,818	$5,091,958

Change in units (note 5):
Units purchased	15,190	15,395	6,513	9,183	2,139	2,586
Units redeemed	(15,503)	(15,656)	(9,302)	(12,191)	(3,904)	(6,283)
Net increase (decrease) in units from capital transactions with policy owners	(313)	(261)	(2,789)	(3,008)	(1,765)	(3,697)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Alger Portfolios (continued)		The Prudential Series Fund

Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2025	Year ended December 31, 2024	Period from January 1 to April 11, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(18,810)	$(11,503)	$(1,004)	$(3,621)	$(3,419)	$(525)	$(757)	$(742)
(126,056)	(177,367)	(33,747)	93,355	127,915	1,805	6,039	7,163
225,692	353,175	(16,394)	(61,329)	104,858	28,136	61,221	110,816
27,082	—	—	—	—	—	—	—
107,908	164,305	(51,145)	28,405	229,354	29,416	66,503	117,237

68,329	67,057	3,894	13,370	9,376	673	2,444	3,123
116	(287)	—	80	(624)	—	—	—
(81,471)	(167,338)	(44,036)	(10,433)	(756)	—	—	—
27,336	(3,313)	—	(36,571)	782	—	—	—
(92,978)	(103,842)	(3,707)	(13,715)	(10,803)	(1,631)	(11,842)	(11,847)
(13,497)	(4,076)	(698,761)	35,407	661,652	(24,970)	3	(13,286)
(92,165)	(211,799)	(742,610)	(11,862)	659,627	(25,928)	(9,395)	(22,010)
15,743	(47,494)	(793,755)	16,543	888,981	3,488	57,108	95,227
2,344,438	2,391,932	793,755	777,212	142,245	138,757	493,910	398,683
$2,360,181	$2,344,438	$—	$793,755	$1,031,226	$142,245	$551,018	$493,910

5,004	4,207	2,039	36,082	225,091	61	21	34
(7,186)	(9,124)	(33,114)	(36,435)	(168,517)	(2,490)	(96)	(250)
(2,182)	(4,917)	(31,075)	(353)	56,574	(2,429)	(75)	(216)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2025

(1)	Description of Entity

Genworth Life & Annuity VL Separate Account 1 (the “Separate Account”) is a separate investment account established on August 21, 1986 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for policy owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to qualified pension or retirement plans. GLAIC uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the “Policies”) issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the policies, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for amounts allocated by policyholders to the Separate Account.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

During the years ended December 31, 2025 and 2024, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Large Cap Growth Fund — Class 1	May 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Initial Class	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Initial Class	April 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Service Class 2	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Service Class 2	April 30, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series I shares	April 29, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series II Shares	April 29, 2025
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024

During the years ended December 31, 2025 and 2024, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	April 11, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2025 and there were no transfers between the levels during 2025.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are six unit classes of subaccounts based on the life policy through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. On May 1, 2008, GLAIC discontinued all new sales of variable life insurance policies, but it continues to service existing blocks of business. Although the policies are no longer available for sale, additional premium payments may still be accepted under the terms of the policies.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts within the Separate Account apply the guidance in Topic 280, Segment Reporting, which impacts financial statement disclosures only and does not affect the financial position or results of operations of the subaccounts of the Separate Account. The subaccounts have acted as single reportable segments, and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Manager. The Separate Account is structured with a limited purpose by design, and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2025 through April 23, 2026, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2025 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	$271,234	$271,614
AB VPS Large Cap Growth Portfolio — Class B	191,423	115,628
AB VPS Relative Value Portfolio — Class B	1,266,901	924,403
AB VPS Small Cap Growth Portfolio — Class B	3,790	8,945
AB VPS Sustainable Global Thematic Portfolio — Class B	49,661	27,426
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	182,390	123,290
Invesco V.I. American Franchise Fund — Series II shares	41,551	10,487
Invesco V.I. American Value Fund — Series II shares	170,492	66,010
Invesco V.I. Comstock Fund — Series II shares	156,498	111,093
Invesco V.I. Core Equity Fund — Series I shares	135,274	181,538
Invesco V.I. Core Plus Bond Fund — Series I shares	724,282	553,884
Invesco V.I. Discovery Large Cap Fund — Series I shares	1,015,924	655,367
Invesco V.I. Discovery Large Cap Fund — Series II Shares	159,671	90,584
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	753,218	575,947
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	29,843	7,012
Invesco V.I. EQV International Equity Fund — Series II shares	176,838	126,887
Invesco V.I. Equity and Income Fund — Series I shares	181,738	140,493
Invesco V.I. Equity and Income Fund — Series II shares	41,419	13,979
Invesco V.I. Global Fund — Series II shares	2,356,590	1,997,219
Invesco V.I. Global Strategic Income Fund — Series I shares	225,200	211,927
Invesco V.I. Main Street Fund® — Series II shares	184,986	177,267
Invesco V.I. Main Street Small Cap Fund® — Series II shares	358,892	281,107
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	103,315	4,337
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	22,592	78,763
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	32,390	12,186
BlackRock Basic Value V.I. Fund — Class III Shares	43,529	10,924
BlackRock Global Allocation V.I. Fund — Class III Shares	728,387	127,020
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	166,100	18,263

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1	$9,400	$128,698
Columbia Variable Portfolio — Overseas Core Fund — Class 2	177,160	219,313
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	268,107	259,370
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	107,295	142,512
Federated Hermes High Income Bond Fund II — Service Shares	408,566	399,059
Federated Hermes Kaufmann Fund II — Service Shares	347,330	343,783
Federated Hermes Managed Volatility Fund II — Primary Shares	78,501	87,205
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class	579,815	577,607
VIP Asset Manager 50% Portfolio — Service Class 2	18,673	6,715
VIP Balanced Portfolio — Service Class 2	94,556	65,377
VIP Contrafund® Portfolio — Initial Class	4,826,367	3,045,459
VIP Contrafund® Portfolio — Service Class 2	3,754,845	3,308,250
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	636,897	585,385
VIP Equity-Income PortfolioSM — Initial Class	1,449,770	1,408,216
VIP Equity-Income PortfolioSM — Service Class 2	263,758	261,216
VIP Growth & Income Portfolio — Initial Class	686,810	516,503
VIP Growth & Income Portfolio — Service Class 2	211,324	305,393
VIP Growth Opportunities Portfolio — Initial Class	1,640,248	2,001,329
VIP Growth Portfolio — Initial Class	4,997,498	3,413,413
VIP Growth Portfolio — Service Class 2	817,181	1,081,247
VIP Mid Cap Portfolio — Service Class 2	2,320,494	2,261,460
VIP Overseas Portfolio — Initial Class	1,529,468	1,260,562
VIP Value Strategies Portfolio — Service Class 2	222,193	228,833
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares	203,988	204,882
Franklin Mutual Shares VIP Fund — Class 2 Shares	151,028	107,317
Templeton Foreign VIP Fund — Class 1 Shares	305,804	309,456
Templeton Global Bond VIP Fund — Class 1 Shares	96,099	105,652
Templeton Growth VIP Fund — Class 2 Shares	43,533	36,159
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	5,079,720	4,565,707
Goldman Sachs Large Cap Value Fund — Institutional Shares	666,985	490,523
Goldman Sachs Mid Cap Value Fund — Institutional Shares	1,297,208	1,037,433
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	1,146,990	1,056,577
Janus Henderson Balanced Portfolio — Service Shares	991,124	1,014,773
Janus Henderson Enterprise Portfolio — Institutional Shares	1,304,912	973,823
Janus Henderson Enterprise Portfolio — Service Shares	132,887	55,395
Janus Henderson Flexible Bond Portfolio — Institutional Shares	581,241	450,742
Janus Henderson Forty Portfolio — Institutional Shares	2,469,884	2,382,753
Janus Henderson Forty Portfolio — Service Shares	342,105	113,195
Janus Henderson Global Research Portfolio — Institutional Shares	936,395	730,864

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Henderson Global Research Portfolio — Service Shares	$123,731	$78,731
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	333,491	173,857
Janus Henderson Overseas Portfolio — Institutional Shares	1,117,936	1,274,431
Janus Henderson Overseas Portfolio — Service Shares	64,255	68,014
Janus Henderson Research Portfolio — Institutional Shares	1,215,000	1,575,279
Janus Henderson Research Portfolio — Service Shares	48,514	25,040
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	464,294	458,011
ClearBridge Variable Dividend Strategy Portfolio — Class II	4,679	563
ClearBridge Variable Growth Portfolio — Class II	64,379	13,213
ClearBridge Variable Large Cap Value Portfolio — Class I	299,251	261,671
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class	303,142	328,765
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	226,459	37,440
MFS® New Discovery Series — Service Class Shares	211,657	289,123
MFS® Total Return Series — Service Class Shares	393,279	314,484
MFS® Utilities Series — Service Class Shares	2,127,933	2,409,031
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	187,325	62,341
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	202,978	175,968
High Yield Portfolio — Administrative Class Shares	281,702	268,566
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	10,492	12,813
Long-Term U.S. Government Portfolio — Administrative Class Shares	795,486	734,609
Low Duration Portfolio — Administrative Class Shares	66,431	51,214
Total Return Portfolio — Administrative Class Shares	940,254	940,338
Rydex Variable Trust
NASDAQ — 100® Fund	312,609	234,105
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	236,564	225,326
Premier Growth Equity V.I.S. Fund — Class 1 Shares	1,250,008	677,035
Real Estate Securities V.I.S. Fund — Class 1 Shares	784,903	1,175,818
S&P 500® Index V.I.S. Fund — Class 1 Shares	6,081,443	7,824,435
Small-Cap Equity V.I.S. Fund — Class 1 Shares	999,940	889,670
Total Return V.I.S. Fund — Class 1 Shares	882,384	1,563,366
Total Return V.I.S. Fund — Class 3 Shares	429,483	406,565
U.S. Equity V.I.S. Fund — Class 1 Shares	952,185	711,433
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	965,843	562,907
Alger Small Cap Growth Portfolio — Class I-2 Shares	250,917	334,889
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	55,932	799,568
PSF PGIM Jennison Blend Portfolio — Class II Shares	2,919,097	2,262,878
PSF PGIM Jennison Growth Portfolio — Class II Shares	2,449	12,601

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(4)	Related Party Transactions

(a) GLAIC

Type I Units (Policy Forms P1096 and P1251)

Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depended upon the initial specified amount. If the initial specified amount was $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) was assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) was assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy is surrendered during policy years 1 through 9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $12 and any charges for additional benefits added by riders to the policy.

Policy P1096 assesses a deferred sales charge during policy years 2 through 10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

A partial surrender-processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Forms P1250 and P1250CR)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $12 (Policy P1250) in the first policy year ($15 for Policy P1250CR) and $12 per month thereafter, and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month (Policy P1250CR). Policies issued on Policy Form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1250 or P1250CR assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in all policy years. There is no charge for preferred loans in policy years 11 and after for Policy P1250 (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after for Policy P1250CR).

Type III Units (Policy Forms P1258 and P1259)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from the policy assets. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLAIC does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $10, a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GLAIC reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

Certain policy owners may elect to allocate assets to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1 through 10 may be assessed with zero thereafter.

Currently, there is no transfer fee, but GLAIC reserves the right to assess $20 per transfer for any transfer made after the 12th transfer in a calendar year.

Type IV Units (Policy Form P1095)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment in which 6.0% is deducted as compensation to GLAIC for sales and distribution expenses and 2.5% is deducted for premium taxes.

A mortality and expense risk charge is deducted daily from the policy owner assets in the subaccounts. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy’s cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GLAIC also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

Type V Units (Policy Form P1097)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy’s cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

There will be a surrender charge if the policy is surrendered within 10 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first 4 years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year 10.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, GLAIC reserves the right to assess a charge of 2.0% on preferred loans.

Type VI Units (Policy Forms P1254 and P1255)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first 10 policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

There will be a surrender charge if the policy is surrendered within 7 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% of the initial premium payment and decreases to zero in year 7.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GLAIC has reserved the right to assess a $10 transfer charge for each transfer.

There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

GLAIC also assesses a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

Nature of Charges Assessed

The mortality and expense risk and administrative charges that are deducted daily from the applicable policy types listed above are assessed through a reduction in unit values. The cost of insurance, surrender charges, monthly or annual administrative charges and monthly deduction of mortality and risk charges, are assessed through the redemption of units.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2025 and 2024 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable life insurance products have unique combinations of features and fees that are assessed to the policy owner. Differences in fee structures result in a variety of policy expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2025, 2024, 2023, 2022, and 2021 follows. This information is presented as a range of based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

policy expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual policy amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B
2025	0.00% to 0.70%	48,333	23.04 to 19.86	1,034	2.35%	41.27% to 40.29%
2024	0.00% to 0.70%	49,329	16.31 to 14.16	750	2.33%	4.81% to 4.07%
2023	0.00% to 0.70%	50,731	15.56 to 13.60	739	0.66%	14.83% to 14.03%
2022	0.00% to 0.70%	62,300	13.55 to 11.93	785	4.10%	(13.79)% to (14.40)%
2021	0.00% to 0.70%	65,277	15.72 to 13.94	961	1.71%	10.85% to 10.08%
AB VPS Large Cap Growth Portfolio — Class B
2025	0.00% to 0.70%	22,962	102.78 to 54.83	1,367	0.00%	12.85% to 12.06%
2024	0.00% to 0.70%	23,826	91.07 to 48.93	1,261	0.00%	24.95% to 24.07%
2023	0.00% to 0.70%	23,877	72.89 to 39.44	1,017	0.00%	34.79% to 33.85%
2022	0.00% to 0.70%	24,471	54.07 to 29.46	776	0.00%	(28.69)% to (29.19)%
2021	0.00% to 0.70%	26,390	75.83 to 41.61	1,188	0.00%	28.65% to 27.75%
AB VPS Relative Value Portfolio — Class B
2025	0.00% to 1.30%	100,313	62.79 to 52.48	5,658	0.89%	10.20% to 8.77%
2024	0.00% to 1.30%	103,059	56.98 to 48.25	5,286	1.26%	12.76% to 11.29%
2023	0.00% to 1.30%	111,864	50.53 to 43.35	5,094	1.27%	11.72% to 10.28%
2022	0.00% to 1.30%	123,460	45.23 to 39.31	5,049	1.11%	(4.42)% to (5.66)%
2021	0.00% to 1.30%	132,538	47.32 to 41.67	5,685	0.64%	27.84% to 26.18%
AB VPS Small Cap Growth Portfolio — Class B
2025	0.00% to 0.70%	6,583	61.95 to 46.49	329	0.00%	4.45% to 3.72%
2024	0.00% to 0.70%	6,658	59.31 to 44.82	320	0.00%	18.44% to 17.61%
2023	0.00% to 0.70%	6,909	50.07 to 38.11	281	0.00%	17.73% to 16.90%
2022	0.00% to 0.70%	7,725	42.53 to 32.60	267	0.00%	(39.26)% to (39.69)%
2021	0.00% to 0.70%	8,159	70.03 to 54.05	466	0.00%	9.20% to 8.44%
AB VPS Sustainable Global Thematic Portfolio — Class B
2025	0.00% to 0.70%	6,723	52.52 to 44.78	320	0.00%	6.03% to 5.28%
2024	0.00% to 0.70%	7,151	49.53 to 42.53	321	0.00%	5.96% to 5.21%
2023	0.00% to 0.70%	7,263	46.75 to 40.43	310	0.03%	15.70% to 14.90%
2022	0.00% to 0.70%	7,246	40.40 to 35.19	269	0.00%	(27.17)% to (27.68)%
2021	0.00% to 0.70%	7,004	55.47 to 48.65	359	0.00%	22.57% to 21.71%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2025	0.00% to 0.70%	28,717	62.22 to 56.51	1,657	0.00%	11.66% to 10.88%
2024	0.00% to 0.70%	30,226	55.72 to 50.97	1,569	0.00%	34.89% to 33.94%
2023	0.00% to 0.70%	31,434	41.31 to 38.05	1,217	0.00%	40.93% to 39.94%
2022	0.00% to 0.70%	32,699	29.31 to 27.19	903	0.00%	(31.11)% to (31.59)%
2021	0.00% to 0.70%	34,667	42.55 to 39.75	1,400	0.00%	11.93% to 11.14%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. American Franchise Fund — Series II shares
2025	0.00% to 0.70%	4,798	84.76 to 71.77	384	0.00%	11.39% to 10.61%
2024	0.00% to 0.70%	4,889	76.09 to 64.89	352	0.00%	34.56% to 33.61%
2023	0.00% to 0.70%	5,534	56.55 to 48.56	298	0.00%	40.60% to 39.62%
2022	0.00% to 0.70%	5,618	40.22 to 34.78	219	0.00%	(31.30)% to (31.78)%
2021	0.00% to 0.70%	6,669	58.54 to 50.98	374	0.00%	11.65% to 10.87%
Invesco V.I. American Value Fund — Series II shares
2025	0.00% to 0.70%	43,665	18.65 to 18.04	805	0.22%	20.76% to 19.91%
2024	0.00% to 0.70%	44,228	15.44 to 15.05	677	0.80%	30.10% to 29.18%
2023	0.00% to 0.70%	45,039	11.87 to 11.65	531	0.36%	15.29% to 14.49%
2022	0.00% to 0.70%	51,536	10.29 to 10.17	529	0.45%	(2.86)% to (3.54)%
2021 (4)	0.00% to 0.70%	59,789	10.60 to 10.55	633	0.23%	5.98% to 5.48%
Invesco V.I. Comstock Fund — Series II shares
2025	0.00% to 0.70%	13,630	68.43 to 57.94	880	1.44%	17.14% to 16.32%
2024	0.00% to 0.70%	14,525	58.42 to 49.81	805	1.51%	14.87% to 14.06%
2023	0.00% to 0.70%	16,355	50.86 to 43.67	791	1.38%	12.09% to 11.31%
2022	0.00% to 0.70%	27,183	45.37 to 39.23	1,147	1.38%	0.85% to 0.14%
2021	0.00% to 0.70%	29,994	44.99 to 39.18	1,266	1.51%	33.04% to 32.11%
Invesco V.I. Core Equity Fund — Series I shares
2025	0.00% to 0.70%	30,811	52.69 to 45.88	1,508	0.65%	16.17% to 15.35%
2024	0.00% to 0.70%	34,315	45.35 to 39.77	1,453	0.71%	25.61% to 24.72%
2023	0.00% to 0.70%	35,688	36.11 to 31.89	1,206	0.75%	23.36% to 22.50%
2022	0.00% to 0.70%	36,581	29.27 to 26.03	1,005	0.91%	(20.55)% to (21.10)%
2021	0.00% to 0.70%	40,634	36.84 to 32.99	1,410	0.68%	27.74% to 26.85%
Invesco V.I. Core Plus Bond Fund — Series I shares
2025	0.70% to 1.30%	120,722	10.87 to 10.63	1,304	4.30%	6.34% to 5.70%
2024	0.70% to 1.30%	108,651	10.22 to 10.06	1,106	3.41%	2.33% to 1.71%
2023	0.70% to 1.30%	130,630	9.99 to 9.89	1,300	2.75%	5.40% to 4.77%
2022 (5)	0.70% to 1.30%	125,975	9.48 to 9.44	1,192	0.86%	(5.24)% to (5.63)%
Invesco V.I. Discovery Large Cap Fund — Series I shares
2025	0.70% to 1.30%	20,309	400.79 to 244.73	6,974	0.00%	12.01% to 11.33%
2024	0.70% to 1.30%	21,421	357.83 to 219.81	6,617	0.00%	33.22% to 32.41%
2023	0.70% to 1.30%	22,131	268.61 to 166.01	5,144	0.00%	34.43% to 33.63%
2022	0.70% to 1.30%	24,379	199.81 to 124.23	4,205	0.00%	(31.27)% to (31.68)%
2021	0.70% to 1.30%	29,093	290.70 to 181.84	7,080	0.00%	21.71% to 20.98%
Invesco V.I. Discovery Large Cap Fund — Series II Shares
2025	0.00% to 0.70%	9,767	92.78 to 79.12	843	0.00%	12.53% to 11.75%
2024	0.00% to 0.70%	10,205	82.45 to 70.80	788	0.00%	33.83% to 32.88%
2023	0.00% to 0.70%	10,686	61.61 to 53.28	617	0.00%	35.03% to 34.09%
2022	0.00% to 0.70%	11,092	45.63 to 39.74	477	0.00%	(30.96)% to (31.45)%
2021	0.00% to 0.70%	12,324	66.09 to 57.96	771	0.00%	22.28% to 21.42%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2025	0.70% to 1.30%	26,769	256.71 to 177.08	6,014	0.00%	4.06% to 3.43%
2024	0.70% to 1.30%	27,932	246.70 to 171.20	6,067	0.00%	23.36% to 22.61%
2023	0.70% to 1.30%	30,079	199.99 to 139.63	5,311	0.00%	12.36% to 11.69%
2022	0.70% to 1.30%	33,061	177.99 to 125.02	5,188	0.00%	(31.46)% to (31.88)%
2021	0.70% to 1.30%	35,050	259.71 to 183.52	8,032	0.00%	18.27% to 17.55%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2025	0.00% to 0.70%	3,552	77.00 to 65.66	258	0.00%	4.53% to 3.80%
2024	0.00% to 0.70%	3,573	73.66 to 63.25	249	0.00%	23.92% to 23.05%
2023	0.00% to 0.70%	3,647	59.44 to 51.41	205	0.00%	12.85% to 12.06%
2022	0.00% to 0.70%	3,821	52.67 to 45.87	191	0.00%	(31.13)% to (31.61)%
2021	0.00% to 0.70%	4,071	76.48 to 67.08	295	0.00%	18.79% to 17.96%
Invesco V.I. EQV International Equity Fund — Series II shares
2025	0.00% to 0.70%	23,476	36.65 to 31.59	820	1.20%	16.23% to 15.42%
2024	0.00% to 0.70%	23,715	31.53 to 27.37	715	1.50%	0.34% to (0.36)%
2023	0.00% to 0.70%	26,198	31.43 to 27.47	792	0.00%	17.87% to 17.04%
2022	0.00% to 0.70%	24,963	26.66 to 23.47	640	1.44%	(18.50)% to (19.07)%
2021	0.00% to 0.70%	24,911	32.72 to 29.01	786	0.99%	5.61% to 4.87%
Invesco V.I. Equity and Income Fund — Series I shares
2025	0.70% to 1.30%	131,498	11.97 to 11.85	1,566	2.12%	12.02% to 11.34%
2024 (7)	0.70% to 1.30%	136,459	10.69 to 10.64	1,455	1.64%	6.85% to 6.41%
Invesco V.I. Equity and Income Fund — Series II shares
2025	0.00% to 0.70%	23,221	12.06 to 11.92	280	1.92%	12.52% to 11.73%
2024 (7)	0.00% to 0.70%	22,473	10.72 to 10.67	241	1.57%	7.19% to 6.68%
Invesco V.I. Global Fund — Series II shares
2025	0.00% to 0.70%	67,269	77.77 to 52.60	3,868	0.00%	15.01% to 14.21%
2024	0.00% to 0.70%	73,196	67.62 to 46.06	3,697	0.00%	15.78% to 14.97%
2023	0.00% to 0.70%	78,329	58.40 to 40.06	3,446	0.00%	34.45% to 33.51%
2022	0.00% to 0.70%	82,438	43.44 to 30.01	2,704	0.00%	(31.94)% to (32.41)%
2021	0.00% to 0.70%	89,698	63.82 to 44.40	4,348	0.00%	15.17% to 14.36%
Invesco V.I. Global Strategic Income Fund — Series I shares
2025	0.70% to 1.30%	65,472	12.54 to 11.58	812	5.49%	12.19% to 11.52%
2024	0.70% to 1.30%	67,321	11.17 to 10.38	744	3.04%	2.43% to 1.81%
2023	0.70% to 1.30%	73,652	10.91 to 10.20	794	0.00%	8.12% to 7.48%
2022	0.70% to 1.30%	75,305	10.09 to 9.49	751	0.00%	(12.08)% to (12.61)%
2021	0.70% to 1.30%	76,043	11.47 to 10.86	863	4.70%	(4.09)% to (4.67)%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Fund® — Series II shares
2025	0.00% to 0.70%	42,258	73.80 to 48.05	2,305	0.32%	15.64% to 14.83%
2024	0.00% to 0.70%	45,086	63.82 to 41.84	2,131	0.00%	23.39% to 22.52%
2023	0.00% to 0.70%	46,596	51.72 to 34.15	1,790	0.50%	22.83% to 21.97%
2022	0.00% to 0.70%	49,183	42.11 to 28.00	1,540	1.10%	(20.31)% to (20.87)%
2021	0.00% to 0.70%	55,230	52.84 to 35.38	2,192	0.52%	27.23% to 26.34%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2025	0.00% to 0.70%	12,519	96.55 to 82.33	1,144	0.24%	8.44% to 7.68%
2024	0.00% to 0.70%	12,915	89.04 to 76.46	1,093	0.00%	12.41% to 11.61%
2023	0.00% to 0.70%	13,257	79.21 to 68.50	1,000	0.83%	17.82% to 17.00%
2022	0.00% to 0.70%	18,308	67.23 to 58.55	1,157	0.25%	(16.04)% to (16.63)%
2021	0.00% to 0.70%	19,372	80.08 to 70.23	1,460	0.18%	22.26% to 21.41%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2025	0.00% to 0.70%	4,139	75.87 to 68.06	311	0.00%	15.27% to 14.46%
2024	0.00% to 0.70%	4,186	65.82 to 59.46	273	0.00%	21.00% to 20.15%
2023	0.00% to 0.70%	3,949	54.40 to 49.49	214	0.00%	33.17% to 32.24%
2022	0.00% to 0.70%	4,551	40.85 to 37.42	185	0.00%	(37.20)% to (37.64)%
2021	0.00% to 0.70%	4,585	65.04 to 60.01	297	0.00%	14.97% to 14.17%
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2025	0.00% to 0.70%	3,570	73.03 to 39.31	145	0.25%	15.97% to 15.16%
2024	0.00% to 0.70%	5,113	62.98 to 34.13	191	0.53%	24.89% to 24.01%
2023	0.00% to 0.70%	5,998	50.43 to 27.53	178	0.70%	23.82% to 22.96%
2022	0.00% to 0.70%	5,785	40.72 to 22.39	140	0.51%	(22.87)% to (23.41)%
2021	0.00% to 0.70%	6,159	52.80 to 29.23	194	0.74%	27.00% to 26.11%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2025	0.00% to 0.70%	3,426	58.49 to 50.22	194	1.56%	10.87% to 10.10%
2024	0.00% to 0.70%	3,588	52.75 to 45.62	182	1.41%	11.70% to 10.92%
2023	0.00% to 0.70%	3,964	47.22 to 41.13	180	1.99%	18.63% to 17.80%
2022	0.00% to 0.70%	3,965	39.81 to 34.91	152	1.58%	(16.68)% to (17.26)%
2021	0.00% to 0.70%	4,804	47.78 to 42.19	219	1.15%	13.35% to 12.56%
BlackRock Basic Value V.I. Fund — Class III Shares
2025	0.00% to 0.70%	5,521	55.09 to 47.30	289	1.91%	24.04% to 23.17%
2024	0.00% to 0.70%	5,660	44.41 to 38.40	239	1.77%	10.05% to 9.28%
2023	0.00% to 0.70%	5,806	40.35 to 35.14	223	1.56%	16.24% to 15.43%
2022	0.00% to 0.70%	5,956	34.71 to 30.45	197	1.18%	(5.12)% to (5.79)%
2021	0.00% to 0.70%	6,100	36.59 to 32.32	213	0.96%	21.34% to 20.49%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Global Allocation V.I. Fund — Class III Shares
2025	0.00% to 0.70%	38,500	40.17 to 34.74	1,491	5.26%	19.51% to 18.67%
2024	0.00% to 0.70%	27,840	33.61 to 29.27	890	1.47%	8.93% to 8.16%
2023	0.00% to 0.70%	28,793	30.86 to 27.06	848	2.54%	12.49% to 11.70%
2022	0.00% to 0.70%	29,827	27.43 to 24.23	784	0.00%	(16.07)% to (16.66)%
2021	0.00% to 0.70%	30,798	32.68 to 29.07	964	0.82%	6.42% to 5.67%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2025	0.00% to 0.70%	10,403	97.35 to 83.59	986	0.00%	11.48% to 10.70%
2024	0.00% to 0.70%	10,544	87.32 to 75.51	897	0.00%	31.39% to 30.46%
2023	0.00% to 0.70%	10,952	66.46 to 57.88	711	0.00%	52.47% to 51.41%
2022	0.00% to 0.70%	11,166	43.59 to 38.23	476	0.00%	(38.25)% to (38.68)%
2021	0.00% to 0.70%	10,889	70.59 to 62.35	751	0.00%	17.78% to 16.96%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1
2025	0.00% to 0.70%	36,095	39.19 to 36.62	1,386	0.00%	13.78% to 12.98%
2024	0.00% to 0.70%	39,419	34.45 to 32.41	1,333	0.00%	21.42% to 20.56%
2023	0.00% to 0.70%	40,361	28.37 to 26.88	1,126	0.00%	39.54% to 38.56%
2022	0.00% to 0.70%	40,555	20.33 to 19.40	812	0.00%	(28.00)% to (28.51)%
2021	0.00% to 0.70%	45,078	28.24 to 27.14	1,259	0.00%	18.57% to 17.74%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2025	0.00% to 0.70%	30,088	21.66 to 20.23	634	1.72%	37.86% to 36.90%
2024	0.00% to 0.70%	32,905	15.71 to 14.78	506	4.13%	3.24% to 2.51%
2023	0.00% to 0.70%	34,775	15.22 to 14.42	519	1.71%	15.32% to 14.52%
2022	0.00% to 0.70%	38,610	13.20 to 12.59	501	0.76%	(14.90)% to (15.50)%
2021	0.00% to 0.70%	39,709	15.51 to 14.90	607	1.09%	9.74% to 8.98%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2025	0.00% to 0.70%	22,881	23.62 to 20.14	508	6.70%	3.95% to 3.23%
2024	0.00% to 0.70%	24,047	22.72 to 19.51	514	7.86%	7.68% to 6.92%
2023	0.00% to 0.70%	25,895	21.10 to 18.25	518	8.19%	11.21% to 10.44%
2022	0.00% to 0.70%	26,459	18.98 to 16.53	479	4.61%	(2.73)% to (3.41)%
2021	0.00% to 0.70%	34,413	19.51 to 17.11	656	2.90%	3.63% to 2.90%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2025	0.70% to 1.30%	8,121	56.67 to 47.02	425	6.05%	7.47% to 6.83%
2024	0.70% to 1.30%	9,261	52.73 to 44.01	452	4.79%	5.52% to 4.88%
2023	0.70% to 1.30%	7,632	49.98 to 41.97	360	6.07%	11.93% to 11.26%
2022	0.70% to 1.30%	8,789	44.65 to 37.72	374	5.59%	(12.40)% to (12.92)%
2021	0.70% to 1.30%	9,163	50.97 to 43.32	445	4.84%	4.11% to 3.49%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes High Income Bond Fund II — Service Shares
2025	0.00% to 0.70%	22,161	43.34 to 34.60	875	5.72%	8.18% to 7.43%
2024	0.00% to 0.70%	23,105	40.06 to 32.21	847	5.28%	5.85% to 5.11%
2023	0.00% to 0.70%	24,539	37.84 to 30.64	853	5.54%	12.47% to 11.68%
2022	0.00% to 0.70%	24,976	33.65 to 27.44	773	5.37%	(11.92)% to (12.54)%
2021	0.00% to 0.70%	25,916	38.20 to 31.37	912	4.62%	4.44% to 3.71%
Federated Hermes Kaufmann Fund II — Service Shares
2025	0.00% to 0.70%	11,529	85.64 to 73.02	937	0.00%	11.26% to 10.48%
2024	0.00% to 0.70%	12,726	76.97 to 66.09	935	0.64%	16.78% to 15.95%
2023	0.00% to 0.70%	14,260	65.91 to 57.00	897	0.00%	14.86% to 14.06%
2022	0.00% to 0.70%	15,492	57.38 to 49.97	851	0.00%	(30.26)% to (30.75)%
2021	0.00% to 0.70%	19,378	82.28 to 72.16	1,527	0.00%	2.26% to 1.55%
Federated Hermes Managed Volatility Fund II — Primary Shares
2025	0.70% to 1.30%	10,825	50.99 to 42.30	534	2.90%	6.29% to 5.65%
2024	0.70% to 1.30%	11,499	47.97 to 40.04	532	2.37%	14.74% to 14.05%
2023	0.70% to 1.30%	14,136	41.81 to 35.11	564	1.75%	7.92% to 7.28%
2022	0.70% to 1.30%	13,466	38.74 to 32.73	496	1.90%	(14.36)% to (14.87)%
2021	0.70% to 1.30%	14,898	45.24 to 38.44	641	1.95%	17.68% to 16.98%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class
2025	0.70% to 1.30%	48,632	101.58 to 81.65	4,516	2.51%	14.18% to 13.49%
2024	0.70% to 1.30%	51,854	88.97 to 71.94	4,212	2.29%	7.73% to 7.08%
2023	0.70% to 1.30%	58,950	82.58 to 67.18	4,420	2.31%	12.16% to 11.48%
2022	0.70% to 1.30%	62,740	73.63 to 60.26	4,203	2.07%	(15.53)% to (16.04)%
2021	0.70% to 1.30%	64,392	87.17 to 71.77	5,127	1.63%	9.15% to 8.49%
VIP Asset Manager 50% Portfolio — Service Class 2
2025	0.00% to 0.70%	4,631	36.01 to 30.93	148	2.50%	14.65% to 13.85%
2024	0.00% to 0.70%	4,519	31.41 to 27.16	127	2.40%	8.23% to 7.47%
2023	0.00% to 0.70%	4,394	29.02 to 25.28	115	2.26%	12.65% to 11.87%
2022	0.00% to 0.70%	4,255	25.76 to 22.59	100	1.95%	(15.15)% to (15.74)%
2021	0.00% to 0.70%	4,098	30.36 to 26.82	114	1.30%	9.68% to 8.91%
VIP Balanced Portfolio — Service Class 2
2025	0.00% to 0.70%	18,064	49.99 to 43.54	866	1.60%	14.96% to 14.15%
2024	0.00% to 0.70%	18,595	43.49 to 38.14	776	1.72%	15.63% to 14.81%
2023	0.00% to 0.70%	18,956	37.61 to 33.22	685	1.56%	21.23% to 20.39%
2022	0.00% to 0.70%	19,224	31.02 to 27.59	574	1.06%	(18.19)% to (18.76)%
2021	0.00% to 0.70%	19,823	37.92 to 33.96	726	0.68%	17.99% to 17.17%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Initial Class
2025	0.70% to 1.30%	88,040	309.52 to 256.79	24,852	0.14%	20.63% to 19.91%
2024	0.70% to 1.30%	94,963	256.59 to 214.16	22,238	0.19%	32.85% to 32.04%
2023	0.70% to 1.30%	102,052	193.14 to 162.19	18,037	0.48%	32.52% to 31.73%
2022	0.70% to 1.30%	112,078	145.75 to 123.12	15,009	0.49%	(26.83)% to (27.27)%
2021	0.70% to 1.30%	122,032	199.18 to 169.28	22,420	0.06%	26.94% to 26.18%
VIP Contrafund® Portfolio — Service Class 2
2025	0.00% to 0.70%	88,695	132.09 to 88.40	8,678	0.00%	21.19% to 20.35%
2024	0.00% to 0.70%	98,134	108.99 to 73.46	8,025	0.03%	33.45% to 32.51%
2023	0.00% to 0.70%	110,758	81.67 to 55.44	6,815	0.26%	33.12% to 32.19%
2022	0.00% to 0.70%	127,821	61.36 to 41.94	5,884	0.25%	(26.49)% to (27.00)%
2021	0.00% to 0.70%	140,392	83.46 to 57.45	8,910	0.03%	27.51% to 26.62%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2025	0.00% to 0.70%	3,861	119.52 to 101.91	397	0.42%	18.49% to 17.66%
2024	0.00% to 0.70%	4,057	100.87 to 86.62	356	0.05%	25.19% to 24.31%
2023	0.00% to 0.70%	4,425	80.57 to 69.68	312	0.12%	28.72% to 27.83%
2022	0.00% to 0.70%	4,695	62.59 to 54.51	259	0.11%	(21.05)% to (21.60)%
2021	0.00% to 0.70%	4,541	79.28 to 69.53	319	0.12%	24.27% to 23.40%
VIP Equity-Income PortfolioSM — Initial Class
2025	0.70% to 1.30%	44,308	257.31 to 176.95	9,934	1.79%	18.19% to 17.48%
2024	0.70% to 1.30%	47,183	217.72 to 150.62	8,958	1.73%	14.53% to 13.84%
2023	0.70% to 1.30%	54,070	190.09 to 132.31	8,895	1.84%	9.88% to 9.22%
2022	0.70% to 1.30%	66,487	173.00 to 121.14	9,731	1.85%	(5.62)% to (6.19)%
2021	0.70% to 1.30%	72,435	183.31 to 129.14	11,253	1.86%	24.02% to 23.28%
VIP Equity-Income PortfolioSM — Service Class 2
2025	0.00% to 0.70%	49,275	63.01 to 49.44	2,674	1.66%	18.75% to 17.92%
2024	0.00% to 0.70%	52,935	53.07 to 41.93	2,429	1.61%	15.06% to 14.25%
2023	0.00% to 0.70%	56,777	46.12 to 36.70	2,276	1.77%	10.38% to 9.61%
2022	0.00% to 0.70%	59,026	41.79 to 33.48	2,147	1.70%	(5.25)% to (5.91)%
2021	0.00% to 0.70%	64,392	44.10 to 35.59	2,491	1.65%	24.60% to 23.73%
VIP Growth & Income Portfolio — Initial Class
2025	0.70% to 1.30%	26,526	102.43 to 86.18	2,643	1.57%	20.65% to 19.93%
2024	0.70% to 1.30%	27,391	84.90 to 71.86	2,268	1.44%	21.35% to 20.62%
2023	0.70% to 1.30%	29,071	69.96 to 59.57	1,981	1.68%	17.89% to 17.18%
2022	0.70% to 1.30%	30,080	59.34 to 50.84	1,739	1.62%	(5.61)% to (6.18)%
2021	0.70% to 1.30%	30,028	62.87 to 54.19	1,863	2.37%	25.07% to 24.32%
VIP Growth & Income Portfolio — Service Class 2
2025	0.00% to 0.70%	26,729	80.34 to 55.13	1,714	1.31%	21.21% to 20.36%
2024	0.00% to 0.70%	31,455	66.28 to 45.80	1,662	1.25%	21.96% to 21.10%
2023	0.00% to 0.70%	33,749	54.35 to 37.82	1,454	1.47%	18.37% to 17.54%
2022	0.00% to 0.70%	35,903	45.91 to 32.18	1,312	1.38%	(5.17)% to (5.84)%
2021	0.00% to 0.70%	40,699	48.42 to 34.17	1,582	2.25%	25.64% to 24.76%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Opportunities Portfolio — Initial Class
2025	0.70% to 1.30%	12,936	143.71 to 120.91	1,805	0.00%	21.10% to 20.37%
2024	0.70% to 1.30%	16,158	118.68 to 100.45	1,846	0.00%	37.91% to 37.08%
2023	0.70% to 1.30%	15,881	86.05 to 73.28	1,328	0.00%	44.63% to 43.77%
2022	0.70% to 1.30%	18,746	59.50 to 50.97	1,089	0.00%	(38.58)% to (38.95)%
2021	0.70% to 1.30%	23,957	96.87 to 83.49	2,215	0.00%	11.16% to 10.49%
VIP Growth Portfolio — Initial Class
2025	0.70% to 1.30%	53,023	536.32 to 353.67	23,644	0.29%	14.09% to 13.41%
2024	0.70% to 1.30%	55,568	470.06 to 311.85	21,859	0.00%	29.47% to 28.69%
2023	0.70% to 1.30%	59,216	363.07 to 242.34	18,128	0.13%	35.29% to 34.48%
2022	0.70% to 1.30%	63,805	268.37 to 180.21	14,534	0.62%	(24.98)% to (25.43)%
2021	0.70% to 1.30%	69,665	357.75 to 241.68	21,182	0.00%	22.35% to 21.62%
VIP Growth Portfolio — Service Class 2
2025	0.00% to 0.70%	68,091	107.47 to 61.39	4,467	0.05%	14.61% to 13.81%
2024	0.00% to 0.70%	80,098	93.77 to 53.94	4,698	0.00%	30.07% to 29.16%
2023	0.00% to 0.70%	83,416	72.09 to 41.77	3,792	0.00%	35.89% to 34.94%
2022	0.00% to 0.70%	87,706	53.05 to 30.95	2,953	0.35%	(24.64)% to (25.17)%
2021	0.00% to 0.70%	91,593	70.40 to 41.36	4,111	0.00%	22.90% to 22.04%
VIP Mid Cap Portfolio — Service Class 2
2025	0.00% to 1.30%	61,105	101.11 to 83.60	5,228	0.24%	11.49% to 10.04%
2024	0.00% to 1.30%	67,134	90.69 to 75.97	5,245	0.35%	17.18% to 15.64%
2023	0.00% to 1.30%	71,876	77.40 to 65.70	4,845	0.38%	14.80% to 13.32%
2022	0.00% to 1.30%	81,588	67.42 to 57.97	4,800	0.26%	(14.97)% to (16.07)%
2021	0.00% to 1.30%	89,286	79.28 to 69.07	6,243	0.36%	25.31% to 23.68%
VIP Overseas Portfolio — Initial Class
2025	0.70% to 1.30%	41,509	92.96 to 61.20	3,361	1.62%	19.55% to 18.83%
2024	0.70% to 1.30%	41,834	77.76 to 51.50	2,856	1.66%	4.31% to 3.68%
2023	0.70% to 1.30%	42,295	74.55 to 49.67	2,741	1.02%	19.67% to 18.95%
2022	0.70% to 1.30%	48,256	62.30 to 41.76	2,596	1.07%	(25.01)% to (25.46)%
2021	0.70% to 1.30%	50,466	83.08 to 56.03	3,619	0.52%	18.86% to 18.15%
VIP Value Strategies Portfolio — Service Class 2
2025	0.00% to 0.70%	10,684	58.31 to 50.07	609	0.81%	7.70% to 6.95%
2024	0.00% to 0.70%	11,319	54.14 to 46.82	601	0.76%	9.16% to 8.39%
2023	0.00% to 0.70%	13,289	49.60 to 43.20	647	0.94%	20.61% to 19.77%
2022	0.00% to 0.70%	13,643	41.12 to 36.07	548	0.89%	(7.35)% to (8.00)%
2021	0.00% to 0.70%	13,199	44.39 to 39.20	574	1.29%	33.34% to 32.41%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares
2025	0.00% to 0.70%	25,962	35.82 to 30.97	915	4.97%	12.56% to 11.77%
2024	0.00% to 0.70%	27,574	31.82 to 27.71	865	5.16%	7.20% to 6.45%
2023	0.00% to 0.70%	28,390	29.68 to 26.03	831	5.10%	8.62% to 7.86%
2022	0.00% to 0.70%	32,177	27.33 to 24.14	869	4.85%	(5.47)% to (6.13)%
2021	0.00% to 0.70%	46,778	28.91 to 25.71	1,342	4.65%	16.75% to 15.94%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2025	0.00% to 0.70%	12,771	30.69 to 26.73	377	2.07%	11.52% to 10.74%
2024	0.00% to 0.70%	12,728	27.52 to 24.14	338	1.98%	11.27% to 10.49%
2023	0.00% to 0.70%	14,326	24.74 to 21.85	343	1.87%	13.46% to 12.67%
2022	0.00% to 0.70%	15,879	21.80 to 19.39	337	1.78%	(7.43)% to (8.08)%
2021	0.00% to 0.70%	18,670	23.55 to 21.09	430	2.76%	19.17% to 18.33%
Templeton Foreign VIP Fund — Class 1 Shares
2025	0.70% to 1.30%	23,507	24.02 to 21.16	541	2.50%	28.60% to 27.83%
2024	0.70% to 1.30%	25,661	18.68 to 16.55	461	2.60%	(1.49)% to (2.09)%
2023	0.70% to 1.30%	28,702	18.96 to 16.91	525	3.39%	20.25% to 19.53%
2022	0.70% to 1.30%	35,023	15.77 to 14.14	536	3.44%	(8.03)% to (8.58)%
2021	0.70% to 1.30%	32,543	17.15 to 15.47	547	2.03%	3.70% to 3.08%
Templeton Global Bond VIP Fund — Class 1 Shares
2025	0.70% to 1.30%	51,898	17.94 to 15.81	849	0.00%	15.27% to 14.58%
2024	0.70% to 1.30%	52,009	15.57 to 13.79	741	0.00%	(11.76)% to (12.29)%
2023	0.70% to 1.30%	54,719	17.64 to 15.73	890	0.00%	2.47% to 1.86%
2022	0.70% to 1.30%	58,990	17.21 to 15.44	941	0.00%	(5.51)% to (6.08)%
2021	0.70% to 1.30%	50,127	18.22 to 16.44	860	0.00%	(5.29)% to (5.86)%
Templeton Growth VIP Fund — Class 2 Shares
2025	0.00% to 0.70%	5,898	24.54 to 21.37	142	0.87%	23.83% to 22.96%
2024	0.00% to 0.70%	6,050	19.82 to 17.38	118	0.94%	5.40% to 4.66%
2023	0.00% to 0.70%	6,228	18.80 to 16.60	115	3.39%	21.01% to 20.16%
2022	0.00% to 0.70%	7,852	15.54 to 13.82	120	0.15%	(11.50)% to (12.12)%
2021	0.00% to 0.70%	9,478	17.56 to 15.72	165	1.11%	4.87% to 4.14%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2025	0.00% to 1.30%	924,136	12.08 to 10.14	9,987	3.86%	3.94% to 2.60%
2024	0.00% to 1.30%	902,325	11.62 to 9.88	9,479	4.79%	4.91% to 3.54%
2023	0.00% to 1.30%	923,181	11.07 to 9.54	9,387	4.69%	4.79% to 3.43%
2022	0.00% to 1.30%	849,775	10.57 to 9.22	8,308	1.36%	1.37% to 0.06%
2021	0.00% to 1.30%	865,690	10.42 to 9.22	8,441	0.01%	0.01% to (1.29)%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Large Cap Value Fund — Institutional Shares
2025	0.70% to 1.30%	31,128	39.01 to 33.02	1,158	1.13%	10.11% to 9.45%
2024	0.70% to 1.30%	30,605	35.43 to 30.17	1,035	1.35%	16.27% to 15.57%
2023	0.70% to 1.30%	34,006	30.47 to 26.10	986	1.80%	12.22% to 11.55%
2022	0.70% to 1.30%	34,780	27.15 to 23.40	899	1.39%	(7.02)% to (7.58)%
2021	0.70% to 1.30%	35,589	29.20 to 25.32	992	1.19%	23.26% to 22.52%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2025	0.00% to 1.30%	53,133	57.05 to 75.47	4,325	1.17%	9.39% to 7.98%
2024	0.00% to 1.30%	55,652	52.16 to 69.89	4,173	1.02%	12.40% to 10.93%
2023	0.00% to 1.30%	58,757	46.40 to 63.01	3,957	1.01%	11.42% to 9.98%
2022	0.00% to 1.30%	62,992	41.65 to 57.29	3,841	0.68%	(9.99)% to (11.15)%
2021	0.00% to 1.30%	67,278	46.27 to 64.48	4,607	0.48%	30.95% to 29.25%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2025	0.70% to 1.30%	58,207	135.47 to 112.89	7,315	2.06%	14.30% to 13.61%
2024	0.70% to 1.30%	60,015	118.52 to 99.37	6,623	2.03%	14.61% to 13.92%
2023	0.70% to 1.30%	68,836	103.41 to 87.23	6,638	2.10%	14.61% to 13.92%
2022	0.70% to 1.30%	73,148	90.23 to 76.57	6,158	1.39%	(16.99)% to (17.48)%
2021	0.70% to 1.30%	77,729	108.69 to 92.79	7,883	1.10%	16.38% to 15.68%
Janus Henderson Balanced Portfolio — Service Shares
2025	0.00% to 0.70%	61,995	67.15 to 51.11	3,352	1.71%	14.82% to 14.02%
2024	0.00% to 0.70%	65,170	58.48 to 44.82	3,085	1.76%	15.15% to 14.33%
2023	0.00% to 0.70%	68,063	50.79 to 39.20	2,827	1.79%	15.13% to 14.33%
2022	0.00% to 0.70%	73,816	44.11 to 34.29	2,682	1.10%	(16.62)% to (17.20)%
2021	0.00% to 0.70%	81,965	52.91 to 41.41	3,602	0.87%	16.91% to 16.09%
Janus Henderson Enterprise Portfolio — Institutional Shares
2025	0.70% to 1.30%	54,025	199.41 to 164.62	10,375	0.32%	6.92% to 6.28%
2024	0.70% to 1.30%	55,913	186.51 to 154.90	10,069	0.74%	14.79% to 14.10%
2023	0.70% to 1.30%	61,897	162.47 to 135.76	9,705	0.16%	17.25% to 16.55%
2022	0.70% to 1.30%	67,256	138.57 to 116.49	9,003	0.37%	(16.53)% to (17.03)%
2021	0.70% to 1.30%	70,591	166.01 to 140.39	11,334	0.32%	16.01% to 15.32%
Janus Henderson Enterprise Portfolio — Service Shares
2025	0.00% to 0.70%	29,883	119.91 to 36.65	1,347	0.18%	7.41% to 6.66%
2024	0.00% to 0.70%	30,652	111.63 to 34.36	1,287	0.64%	15.32% to 14.51%
2023	0.00% to 0.70%	33,656	96.80 to 30.00	1,225	0.09%	17.78% to 16.95%
2022	0.00% to 0.70%	36,084	82.19 to 25.66	1,123	0.26%	(16.15)% to (16.74)%
2021	0.00% to 0.70%	41,836	98.02 to 30.81	1,535	0.24%	16.54% to 15.73%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2025	0.70% to 1.30%	47,639	36.29 to 30.24	1,604	5.32%	6.65% to 6.01%
2024	0.70% to 1.30%	45,559	34.03 to 28.53	1,446	4.73%	1.24% to 0.62%
2023	0.70% to 1.30%	50,160	33.61 to 28.35	1,555	4.34%	4.77% to 4.14%
2022	0.70% to 1.30%	49,199	32.08 to 27.22	1,451	2.65%	(14.26)% to (14.78)%
2021	0.70% to 1.30%	50,719	37.42 to 31.94	1,749	2.70%	(1.59)% to (2.18)%
Janus Henderson Forty Portfolio — Institutional Shares
2025	0.70% to 1.30%	33,554	258.83 to 217.76	8,204	0.30%	17.32% to 16.61%
2024	0.70% to 1.30%	37,156	220.63 to 186.74	7,759	0.11%	27.56% to 26.79%
2023	0.70% to 1.30%	38,875	172.96 to 147.28	6,374	0.19%	38.99% to 38.16%
2022	0.70% to 1.30%	42,062	124.44 to 106.61	4,957	0.18%	(34.02)% to (34.41)%
2021	0.70% to 1.30%	49,089	188.60 to 162.54	8,739	0.50%	22.04% to 21.30%
Janus Henderson Forty Portfolio — Service Shares
2025	0.00% to 0.70%	27,222	148.05 to 75.33	2,298	0.26%	17.86% to 17.04%
2024	0.00% to 0.70%	27,853	125.61 to 64.36	2,001	0.01%	28.14% to 27.23%
2023	0.00% to 0.70%	29,969	98.03 to 50.59	1,677	0.13%	39.65% to 38.68%
2022	0.00% to 0.70%	31,471	70.20 to 36.48	1,261	0.05%	(33.73)% to (34.19)%
2021	0.00% to 0.70%	33,963	105.92 to 55.43	2,111	0.53%	22.60% to 21.74%
Janus Henderson Global Research Portfolio — Institutional Shares
2025	0.70% to 1.30%	65,830	120.14 to 99.19	7,612	0.74%	20.07% to 19.35%
2024	0.70% to 1.30%	69,644	100.06 to 83.10	6,715	0.75%	22.71% to 21.97%
2023	0.70% to 1.30%	75,072	81.54 to 68.14	5,899	0.93%	25.89% to 25.14%
2022	0.70% to 1.30%	78,410	64.77 to 54.45	4,895	1.62%	(19.97)% to (20.46)%
2021	0.70% to 1.30%	85,074	80.94 to 68.45	6,648	0.52%	17.26% to 16.56%
Janus Henderson Global Research Portfolio — Service Shares
2025	0.00% to 0.70%	25,768	56.57 to 29.33	856	0.58%	20.60% to 19.76%
2024	0.00% to 0.70%	26,836	46.90 to 24.49	739	0.60%	23.27% to 22.40%
2023	0.00% to 0.70%	28,378	38.05 to 20.01	637	0.78%	26.47% to 25.59%
2022	0.00% to 0.70%	29,724	30.09 to 15.93	529	1.49%	(19.61)% to (20.17)%
2021	0.00% to 0.70%	31,415	37.43 to 19.96	701	0.37%	17.80% to 16.97%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2025	0.00% to 1.30%	37,584	175.37 to 49.38	2,281	0.00%	24.84% to 23.22%
2024	0.00% to 1.30%	37,876	140.48 to 40.07	1,853	0.00%	31.76% to 30.03%
2023	0.00% to 1.30%	39,967	106.62 to 30.82	1,494	0.00%	54.27% to 52.28%
2022	0.00% to 1.30%	37,696	31.44 to 20.24	928	0.00%	(37.12)% to (37.94)%
2021	0.00% to 1.30%	58,932	50.00 to 32.61	2,193	0.65%	17.75% to 16.22%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Institutional Shares
2025	0.70% to 1.30%	45,329	86.21 to 72.09	3,648	1.44%	27.97% to 27.20%
2024	0.70% to 1.30%	47,845	67.36 to 56.67	3,025	1.34%	5.09% to 4.45%
2023	0.70% to 1.30%	51,485	64.10 to 54.25	3,080	1.53%	10.10% to 9.44%
2022	0.70% to 1.30%	54,940	58.22 to 49.57	3,003	1.74%	(9.24)% to (9.79)%
2021	0.70% to 1.30%	62,475	64.15 to 54.95	3,761	1.16%	12.79% to 12.11%
Janus Henderson Overseas Portfolio — Service Shares
2025	0.00% to 0.70%	6,037	36.50 to 29.03	197	1.33%	28.58% to 27.68%
2024	0.00% to 0.70%	6,249	28.38 to 22.74	159	1.30%	5.58% to 4.83%
2023	0.00% to 0.70%	6,477	26.88 to 21.69	156	1.41%	10.58% to 9.81%
2022	0.00% to 0.70%	7,036	24.31 to 19.75	154	1.69%	(8.84)% to (9.47)%
2021	0.00% to 0.70%	7,283	26.67 to 21.82	175	1.02%	13.29% to 12.49%
Janus Henderson Research Portfolio — Institutional Shares
2025	0.70% to 1.30%	61,377	181.12 to 149.52	10,443	0.12%	17.56% to 16.85%
2024	0.70% to 1.30%	68,045	154.06 to 127.96	9,899	0.03%	34.36% to 33.54%
2023	0.70% to 1.30%	73,106	114.67 to 95.82	7,942	0.14%	42.17% to 41.32%
2022	0.70% to 1.30%	77,965	80.65 to 67.80	5,952	0.70%	(30.38)% to (30.80)%
2021	0.70% to 1.30%	81,346	115.85 to 97.98	8,949	0.10%	19.49% to 18.77%
Janus Henderson Research Portfolio — Service Shares
2025	0.00% to 0.70%	11,362	61.51 to 47.57	567	0.13%	18.10% to 17.27%
2024	0.00% to 0.70%	11,776	52.09 to 40.56	500	0.00%	34.96% to 34.01%
2023	0.00% to 0.70%	12,055	38.59 to 30.27	384	0.06%	42.81% to 41.81%
2022	0.00% to 0.70%	12,829	27.03 to 21.34	287	0.55%	(30.06)% to (30.55)%
2021	0.00% to 0.70%	14,837	38.64 to 30.73	491	0.02%	20.05% to 19.21%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2025	0.70% to 1.30%	22,545	43.40 to 38.78	924	2.14%	11.83% to 11.16%
2024	0.70% to 1.30%	25,830	38.81 to 34.89	955	1.33%	16.02% to 15.32%
2023	0.70% to 1.30%	27,617	33.45 to 30.25	885	2.09%	13.40% to 12.72%
2022	0.70% to 1.30%	29,385	29.50 to 26.84	833	1.45%	(8.74)% to (9.29)%
2021	0.70% to 1.30%	27,834	32.32 to 29.59	864	1.54%	25.91% to 25.16%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2025	0.70% to 0.70%	693	42.28 to 42.28	29	1.95%	11.67% to 11.67%
2024	0.70% to 0.70%	694	37.86 to 37.86	26	1.16%	15.86% to 15.86%
2023	0.70% to 0.70%	697	32.67 to 32.67	23	1.99%	13.21% to 13.21%
2022	0.70% to 0.70%	702	28.86 to 28.86	20	0.46%	(8.87)% to (8.87)%
2021	0.70% to 0.70%	2,485	31.67 to 31.67	79	1.39%	25.73% to 25.73%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Growth Portfolio — Class II
2025	0.00% to 0.70%	5,483	70.46 to 60.08	373	0.00%	13.10% to 12.31%
2024	0.00% to 0.70%	5,590	62.30 to 53.50	338	0.11%	12.42% to 11.63%
2023	0.00% to 0.70%	6,196	55.42 to 47.93	334	0.07%	24.13% to 23.27%
2022	0.00% to 0.70%	6,546	44.64 to 38.88	283	0.00%	(26.59)% to (27.10)%
2021	0.00% to 0.70%	7,070	60.81 to 53.33	414	0.17%	10.04% to 9.27%
ClearBridge Variable Large Cap Value Portfolio — Class I
2025	0.00% to 1.30%	13,580	25.05 to 61.94	863	1.15%	10.20% to 8.77%
2024	0.00% to 1.30%	15,503	22.73 to 56.95	838	1.24%	8.08% to 6.67%
2023	0.00% to 1.30%	17,242	21.03 to 53.39	886	1.31%	15.09% to 13.61%
2022	0.00% to 1.30%	18,038	18.27 to 46.99	815	1.33%	(6.43)% to (7.64)%
2021	0.00% to 1.30%	18,393	19.53 to 50.88	936	1.05%	26.21% to 24.57%
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class
2025	0.00% to 0.70%	9,682	18.26 to 15.79	172	6.80%	6.33% to 5.59%
2024	0.00% to 0.70%	11,885	17.18 to 14.96	199	3.77%	1.54% to 0.82%
2023	0.00% to 0.70%	11,902	16.92 to 14.83	197	3.33%	3.40% to 2.68%
2022	0.00% to 0.70%	11,769	16.36 to 14.45	188	5.54%	(13.08)% to (13.68)%
2021	0.00% to 0.70%	30,163	18.82 to 16.74	562	3.15%	6.27% to 5.52%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2025	0.00% to 0.70%	8,915	74.82 to 48.54	560	0.58%	13.32% to 12.53%
2024	0.00% to 0.70%	9,685	66.02 to 43.14	529	0.47%	19.22% to 18.38%
2023	0.00% to 0.70%	9,807	55.38 to 36.44	449	0.47%	18.66% to 17.84%
2022	0.00% to 0.70%	9,908	46.67 to 30.92	382	0.39%	(16.69)% to (17.27)%
2021	0.00% to 0.70%	9,946	56.01 to 37.38	459	0.42%	26.51% to 25.62%
MFS® New Discovery Series — Service Class Shares
2025	0.00% to 1.30%	17,509	62.95 to 61.73	897	0.00%	12.56% to 11.10%
2024	0.00% to 1.30%	19,046	55.93 to 55.57	869	0.00%	6.44% to 5.04%
2023	0.00% to 1.30%	20,674	52.55 to 52.90	893	0.00%	14.25% to 12.78%
2022	0.00% to 1.30%	22,269	45.99 to 46.90	839	0.00%	(29.99)% to (30.90)%
2021	0.00% to 1.30%	24,106	65.70 to 67.88	1,290	0.00%	1.57% to 0.26%
MFS® Total Return Series — Service Class Shares
2025	0.00% to 0.70%	24,840	35.56 to 30.75	867	2.55%	10.91% to 10.14%
2024	0.00% to 0.70%	24,927	32.06 to 27.92	785	2.31%	7.46% to 6.70%
2023	0.00% to 0.70%	25,194	29.83 to 26.16	739	1.85%	10.22% to 9.45%
2022	0.00% to 0.70%	25,685	27.07 to 23.91	684	1.43%	(9.84)% to (10.47)%
2021	0.00% to 0.70%	35,524	30.02 to 26.70	1,055	1.62%	13.84% to 13.04%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Utilities Series — Service Class Shares
2025	0.00% to 0.70%	32,058	94.24 to 51.32	1,765	2.57%	14.76% to 13.96%
2024	0.00% to 0.70%	37,962	82.12 to 45.03	1,865	2.11%	11.34% to 10.56%
2023	0.00% to 0.70%	39,529	73.75 to 40.73	1,754	3.38%	(2.33)% to (3.01)%
2022	0.00% to 0.70%	42,713	75.51 to 42.00	1,955	2.21%	0.48% to (0.22)%
2021	0.00% to 0.70%	45,032	75.15 to 42.09	2,056	1.53%	13.82% to 13.03%
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2025	0.00% to 0.70%	36,340	36.42 to 33.77	1,279	0.02%	9.61% to 8.84%
2024	0.00% to 0.70%	37,937	33.23 to 31.02	1,221	0.13%	15.98% to 15.16%
2023	0.00% to 0.70%	38,249	28.65 to 26.94	1,065	0.05%	23.70% to 22.84%
2022	0.00% to 0.70%	39,210	23.16 to 21.93	886	0.00%	(19.45)% to (20.01)%
2021	0.00% to 0.70%	44,203	28.75 to 27.42	1,246	0.03%	25.66% to 24.78%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2025	0.00% to 0.70%	12,308	27.97 to 24.19	334	4.74%	14.19% to 13.39%
2024	0.00% to 0.70%	11,828	24.50 to 21.33	281	6.30%	3.57% to 2.84%
2023	0.00% to 0.70%	10,060	23.65 to 20.74	230	2.84%	8.02% to 7.26%
2022	0.00% to 0.70%	9,479	21.89 to 19.34	201	7.56%	(11.87)% to (12.48)%
2021	0.00% to 0.70%	9,051	24.84 to 22.10	219	10.98%	16.04% to 15.23%
High Yield Portfolio — Administrative Class Shares
2025	0.00% to 0.70%	29,246	42.81 to 35.26	1,139	6.27%	8.95% to 8.19%
2024	0.00% to 0.70%	30,747	39.30 to 32.59	1,100	5.83%	6.89% to 6.13%
2023	0.00% to 0.70%	36,005	36.76 to 30.71	1,224	5.66%	12.22% to 11.43%
2022	0.00% to 0.70%	37,703	32.76 to 27.56	1,147	5.04%	(10.28)% to (10.91)%
2021	0.00% to 0.70%	40,897	36.52 to 30.93	1,393	4.44%	3.63% to 2.91%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2025	0.00% to 0.70%	4,306	31.30 to 26.19	118	3.49%	3.95% to 3.23%
2024	0.00% to 0.70%	4,539	30.11 to 25.37	120	3.60%	5.46% to 4.72%
2023	0.00% to 0.70%	4,899	28.55 to 24.23	124	2.59%	9.02% to 8.25%
2022	0.00% to 0.70%	4,676	26.19 to 22.38	109	1.46%	(10.15)% to (10.78)%
2021	0.00% to 0.70%	6,732	29.15 to 25.09	180	1.58%	(1.96)% to (2.64)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2025	0.00% to 0.70%	48,185	30.50 to 26.14	1,354	3.27%	6.29% to 5.55%
2024	0.00% to 0.70%	47,276	28.69 to 24.77	1,257	2.73%	(6.01)% to (6.68)%
2023	0.00% to 0.70%	47,793	30.53 to 26.54	1,363	2.38%	3.99% to 3.26%
2022	0.00% to 0.70%	49,475	29.36 to 25.70	1,365	2.04%	(28.87)% to (29.37)%
2021	0.00% to 0.70%	51,295	41.27 to 36.39	2,005	1.56%	(4.78)% to (5.45)%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Low Duration Portfolio — Administrative Class Shares
2025	0.00% to 0.70%	39,369	17.28 to 14.94	620	3.94%	5.52% to 4.78%
2024	0.00% to 0.70%	40,022	16.37 to 14.26	596	3.98%	4.50% to 3.76%
2023	0.00% to 0.70%	40,085	15.67 to 13.74	582	3.59%	4.97% to 4.24%
2022	0.00% to 0.70%	43,222	14.93 to 13.18	597	1.67%	(5.74)% to (6.40)%
2021	0.00% to 0.70%	45,382	15.84 to 14.09	667	0.53%	(0.93)% to (1.62)%
Total Return Portfolio — Administrative Class Shares
2025	0.00% to 1.30%	167,285	29.56 to 17.50	4,219	4.10%	8.89% to 7.48%
2024	0.00% to 1.30%	173,684	27.15 to 16.28	4,038	4.04%	2.53% to 1.19%
2023	0.00% to 1.30%	188,159	26.48 to 16.09	4,287	3.56%	5.93% to 4.56%
2022	0.00% to 1.30%	205,991	24.99 to 15.39	4,419	2.60%	(14.30)% to (15.41)%
2021	0.00% to 1.30%	220,820	29.16 to 18.19	5,658	1.82%	(1.27)% to (2.55)%
Rydex Variable Trust
NASDAQ — 100® Fund
2025	0.00% to 0.70%	15,983	143.09 to 46.68	897	0.03%	19.04% to 18.21%
2024	0.00% to 0.70%	15,144	120.21 to 39.49	708	0.21%	23.91% to 23.03%
2023	0.00% to 0.70%	15,088	97.02 to 32.10	569	0.00%	53.22% to 52.15%
2022	0.00% to 0.70%	15,226	63.32 to 21.10	376	0.00%	(34.14)% to (34.60)%
2021	0.00% to 0.70%	19,123	96.14 to 32.26	734	0.00%	25.54% to 24.66%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	52,449	18.66 to 16.77	963	3.68%	5.91% to 4.54%
2024	0.00% to 1.30%	52,888	17.62 to 16.04	931	3.25%	(0.82)% to (2.11)%
2023	0.00% to 1.30%	53,663	17.77 to 16.39	958	1.97%	4.68% to 3.33%
2022	0.00% to 1.30%	58,450	16.97 to 15.86	1,010	2.35%	(14.38)% to (15.49)%
2021	0.00% to 1.30%	69,547	19.82 to 18.77	1,409	2.07%	(1.81)% to (3.09)%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	49,659	116.56 to 81.28	4,808	0.00%	20.00% to 18.44%
2024	0.00% to 1.30%	52,662	97.14 to 68.62	4,273	0.00%	31.06% to 29.34%
2023	0.00% to 1.30%	56,638	74.12 to 53.06	3,519	0.00%	46.28% to 44.39%
2022	0.00% to 1.30%	61,150	50.67 to 36.75	2,609	0.00%	(30.43)% to (31.33)%
2021	0.00% to 1.30%	63,792	72.83 to 53.51	3,932	0.00%	24.97% to 23.35%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	26,525	75.36 to 125.77	3,150	1.05%	1.96% to 0.64%
2024	0.00% to 1.30%	31,294	73.91 to 124.98	3,554	1.76%	10.46% to 9.02%
2023	0.00% to 1.30%	33,021	66.91 to 114.63	3,453	2.23%	13.50% to 12.03%
2022	0.00% to 1.30%	36,728	58.95 to 102.32	3,414	1.37%	(24.93)% to (25.90)%
2021	0.00% to 1.30%	40,105	78.53 to 138.08	5,031	2.23%	41.80% to 39.97%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
S&P 500® Index V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	164,167	91.45 to 253.38	39,390	0.95%	17.52% to 15.99%
2024	0.00% to 1.30%	188,879	77.82 to 218.44	37,930	1.12%	24.63% to 23.00%
2023	0.00% to 1.30%	212,495	62.44 to 177.60	33,319	1.34%	25.96% to 24.33%
2022	0.00% to 1.30%	228,540	49.57 to 142.84	28,727	1.33%	(18.31)% to (19.37)%
2021	0.00% to 1.30%	249,553	60.69 to 177.16	37,410	1.12%	28.27% to 26.61%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	46,042	77.06 to 54.75	3,013	0.00%	(0.25)% to (1.54)%
2024	0.00% to 1.30%	49,379	77.25 to 55.61	3,266	0.11%	10.32% to 8.88%
2023	0.00% to 1.30%	53,137	70.02 to 51.07	3,192	0.00%	13.55% to 12.09%
2022	0.00% to 1.30%	56,610	61.67 to 45.57	3,010	0.00%	(15.40)% to (16.49)%
2021	0.00% to 1.30%	60,188	72.89 to 54.56	3,815	0.00%	20.53% to 18.97%
Total Return V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	53,461	40.37 to 92.75	3,536	2.34%	15.86% to 14.35%
2024	0.00% to 1.30%	76,813	34.85 to 81.10	3,955	4.34%	11.31% to 9.86%
2023	0.00% to 1.30%	95,136	31.31 to 73.83	4,206	2.28%	15.48% to 13.99%
2022	0.00% to 1.30%	108,332	27.11 to 64.76	4,103	0.92%	(16.51)% to (17.59)%
2021	0.00% to 1.30%	116,463	32.47 to 78.59	5,254	2.09%	13.45% to 11.98%
Total Return V.I.S. Fund — Class 3 Shares
2025	0.00% to 0.70%	17,560	28.10 to 24.47	492	2.29%	15.48% to 14.67%
2024	0.00% to 0.70%	17,873	24.33 to 21.34	434	4.41%	11.06% to 10.27%
2023	0.00% to 0.70%	18,134	21.91 to 19.35	396	2.10%	15.21% to 14.40%
2022	0.00% to 0.70%	18,315	19.02 to 16.92	347	0.39%	(16.72)% to (17.30)%
2021	0.00% to 0.70%	25,020	22.84 to 20.46	570	1.79%	13.20% to 12.41%
U.S. Equity V.I.S. Fund — Class 1 Shares
2025	0.00% to 1.30%	33,632	85.75 to 67.16	2,615	0.20%	16.46% to 14.95%
2024	0.00% to 1.30%	36,421	73.63 to 58.42	2,451	0.41%	24.55% to 22.92%
2023	0.00% to 1.30%	39,429	59.12 to 47.53	2,140	0.50%	27.91% to 26.26%
2022	0.00% to 1.30%	40,962	46.22 to 37.65	1,750	0.48%	(18.91)% to (19.96)%
2021	0.00% to 1.30%	44,413	57.00 to 47.03	2,351	0.35%	25.49% to 23.87%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2025	0.70% to 1.30%	41,551	158.03 to 131.69	6,310	0.00%	29.36% to 28.58%
2024	0.70% to 1.30%	43,316	122.16 to 102.42	5,092	0.00%	41.88% to 41.02%
2023	0.70% to 1.30%	47,013	86.10 to 72.62	3,900	0.00%	31.74% to 30.95%
2022	0.70% to 1.30%	50,798	65.36 to 55.46	3,204	0.00%	(39.08)% to (39.45)%
2021	0.70% to 1.30%	54,283	107.29 to 91.59	5,615	0.00%	11.06% to 10.39%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Alger Small Cap Growth Portfolio — Class I-2 Shares
2025	0.70% to 1.30%	50,979	48.66 to 40.55	2,360	0.00%	5.17% to 4.54%
2024	0.70% to 1.30%	53,161	46.27 to 38.79	2,344	0.38%	7.37% to 6.72%
2023	0.70% to 1.30%	58,078	43.10 to 36.35	2,392	0.00%	15.68% to 14.99%
2022	0.70% to 1.30%	63,962	37.26 to 31.61	2,284	0.00%	(38.45)% to (38.82)%
2021	0.70% to 1.30%	71,569	60.53 to 51.67	4,158	0.00%	(6.72)% to (7.28)%
The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio — Class II Shares
2025	0.00% to 0.70%	67,508	15.42 to 15.20	1,031	0.00%	18.05% to 17.22%
2024	0.00% to 0.70%	10,934	13.07 to 12.97	142	0.00%	25.80% to 24.92%
2023 (6)	0.00% to 0.70%	13,363	10.39 to 10.38	139	0.00%	3.86% to 3.82%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2025	0.00% to 0.70%	3,869	147.55 to 125.82	551	0.00%	13.81% to 13.01%
2024	0.00% to 0.70%	3,944	129.65 to 111.34	494	0.00%	30.35% to 29.43%
2023	0.00% to 0.70%	4,160	99.46 to 86.02	399	0.00%	52.89% to 51.83%
2022	0.00% to 0.00%	3,034	65.05 to 65.05	197	0.00%	(37.85)% to (37.85)%
2021	0.00% to 0.00%	3,834	104.67 to 104.67	401	0.00%	15.55% to 15.55%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based policy expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 26, 2024, to December 31, 2024.